UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

              Investment Company Act file number   811-05518
                                                -----------------

                               The RBB Fund, Inc.
          -------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                         103 Bellevue Parkway, 4th Floor
                              Wilmington, DE 19809
          -------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                     Edward J. Roach, President & Treasurer
                         103 Bellevue Parkway, 4th Floor
                              Wilmington, DE 19809
          -------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 302-791-1112
                                                           -------------

                       Date of fiscal year end: August 31
                                               ----------

                   Date of reporting period: November 30, 2008
                                            ------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedules of Investments are attached herewith.


                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                             STATEMENT OF NET ASSETS
                                NOVEMBER 30, 2008
                                   (UNAUDITED)


                                                        PAR
                                                       (000)           VALUE
                                                      -------      ------------
CERTIFICATES OF DEPOSIT--24.2%
DOMESTIC CERTIFICATES OF DEPOSIT--2.8%
Bank of America N.A.
 2.450%, 05/19/09                                     $ 1,000      $  1,000,000
Citibank N.A.
 3.280%, 01/29/09                                       3,527         3,527,000
State Street Bank & Trust Co.
 3.180%, 12/22/08                                       6,000         6,000,000
                                                                   ------------
                                                                     10,527,000
                                                                   ------------

YANKEE DOLLAR CERTIFICATES OF DEPOSIT--21.4%
Banco Bilbao Vizcaya Argentaria S.A., New York
 3.185%, 12/24/08                                       1,980         1,980,000
 3.610%, 01/30/09                                       4,850         4,850,080
 2.710%, 04/14/09                                       3,000         3,000,111
 2.770%, 05/12/09                                       3,500         3,500,155
Banco Santander, New York
 3.700%, 02/24/09                                       6,000         6,000,000
 2.780%, 05/12/09                                       3,000         3,000,000
BNP Paribas SA, New York
 2.850%, 12/04/08                                       5,000         5,000,000
 2.845%, 12/08/08                                       3,000         3,000,000
DnB NOR BANK ASA, New York
 2.840%, 12/05/08                                         550           550,000
 2.380%, 02/10/09                                       9,000         9,000,000
Nordea Bank Finland PLC, New York
 3.410%, 02/24/09                                       1,000         1,000,000
Rabobank Nederland NV, New York
 3.010%, 02/19/09                                       1,850         1,850,000
 3.020%, 03/09/09                                       3,500         3,509,561
Royal Bank of Scotland, New York
 3.150%, 02/20/09                                       2,000         2,000,000
 3.140%, 03/09/09                                       3,000         3,000,000
Sanpaolo Imi SpA, New York
 2.860%, 12/04/08                                       1,485         1,485,000
 2.860%, 12/05/08                                       2,335         2,335,000
 3.240%, 03/04/09                                       3,000         3,000,000
 2.850%, 05/12/09                                       3,000         3,000,000
Societe Generale, New York
 3.180%, 12/23/08                                       6,000         6,000,036


                                                        PAR
                                                       (000)           VALUE
                                                      -------      ------------
Svenska Handelsbanken, New York
 2.960%, 02/03/09                                     $ 3,000      $  3,000,053
Toronto Dominion Bank, New York
 2.830%, 12/05/08                                         800           800,000
 2.800%, 12/08/08                                       1,000         1,000,000
 3.000%, 12/16/08                                         450           450,000
 3.110%, 12/30/08                                       6,000         6,000,000
 3.030%, 02/11/09                                         800           800,000
                                                                   ------------
                                                                     79,109,996
                                                                   ------------

TOTAL CERTIFICATES OF DEPOSIT
   (Cost $89,636,996)                                                89,636,996
                                                                   ------------

COMMERCIAL PAPER--54.9%
ASSET BACKED SECURITIES--19.2%
Charta LLC
 2.112%, 02/12/09                                       1,300         1,294,464
CRC Funding LLC
 2.111%, 02/02/09                                       3,000         2,988,975
 3.132%, 02/17/09                                      10,000         9,932,833
Fairway Finance Co. LLC
 1.696%, 02/10/09                                       5,000         4,983,335
Jupiter Securitization Co. LLC
 3.216%, 12/17/08                                       3,000         2,995,733
Kitty Hawk Funding Corp.
 2.822%, 02/02/09                                       8,000         7,960,800
 2.263%, 02/03/09                                       4,500         4,482,000
Old Line Funding LLC
 2.010%, 02/02/09                                      10,000         9,965,000
Ranger Funding Co. LLC
 1.404%, 02/02/09                                       7,500         7,481,625
 2.975%, 02/04/09                                       5,000         4,973,368
 2.011%, 02/05/09                                       2,000         1,992,667
Solitaire Funding LLC
 1.452%, 12/24/08                                       4,000         3,996,294
Yorktown Capital LLC
 1.607%, 02/18/09                                       4,000         3,987,272
 1.456%, 02/18/09                                       4,000         3,985,956
                                                                   ------------
                                                                     71,020,322
                                                                   ------------

BANKS--31.2%
Bank of America Corp.
 2.950%, 12/16/08                                       1,320         1,318,398
 3.000%, 12/31/08                                       4,000         3,990,150
 3.005%, 03/12/09                                       4,000         3,966,782

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONTINUED)
                                NOVEMBER 30, 2008
                                   (UNAUDITED)


                                                        PAR
                                                       (000)           VALUE
                                                      -------      ------------
BNP Paribas Finance, Inc.
 2.202%, 02/05/09                                     $ 5,000      $  4,979,925
Citigroup Funding Corp.
 2.240%, 02/23/09                                       4,000         3,979,093
Danske Corp.
 1.906%, 01/12/09                                       3,000         2,993,350
 3.537%, 02/09/09                                       5,000         4,965,972
Dexia Delaware LLC
 2.789%, 12/10/08                                       5,000         4,996,538
DnB NOR BANK ASA
 1.957%, 01/20/09                                       5,000         4,986,458
JPMorgan Chase & Co.
 2.775%, 12/10/08                                       3,000         2,997,938
Lloyds TSB Bank PLC
 1.602%, 12/05/08                                       6,000         5,998,933
 3.145%, 01/27/09                                       8,000         7,960,480
Nordea North America, Inc.
 3.258%, 12/22/08                                       3,000         2,994,330
 1.963%, 03/05/09                                       7,500         7,461,813
Rabobank USA Financial Corp.
 %, 12/19/08                                           10,000         9,989,000
Raiffeisen Zentralbank Osterreich AG
 2.839%, 12/05/08                                       7,000         6,997,807
Sanpaolo Imi US Financial Co.
 2.374%, 02/02/09                                       8,000         7,966,960
Skandinaviska Enskilda Banken AB
 1.993%, 12/04/08                                       7,000         6,998,839
 1.603%, 12/22/08                                       4,000         3,996,267
Societe Generale North America, Inc.
 1.502%, 12/22/08                                      10,000         9,991,250
Svenska Handelsbanken, Inc.
 3.266%, 01/22/09                                       6,000         5,971,920
                                                                   ------------
                                                                    115,502,203
                                                                   ------------

CHEMICALS--2.1%
BASF SE
 1.806%, 01/20/09                                       8,000         7,980,000
                                                                   ------------

FINANCIAL SERVICES--2.4%
General Electric Capital Corp.
 1.900%, 12/09/08                                       4,000         3,998,311


                                                        PAR
                                                       (000)           VALUE
                                                      -------      ------------
State Street Corp.
 2.647%, 12/09/08                                     $ 5,000      $  4,997,078
                                                                   ------------
                                                                      8,995,389
                                                                   ------------

TOTAL COMMERCIAL PAPER
   (Cost $203,497,914)                                              203,497,914
                                                                   ------------

VARIABLE RATE OBLIGATIONS--4.9%
BANKS--4.9%
Bank of America Securities LLC (b)
 1.050%, 01/22/09                                       4,000         4,000,000
Bank of Montreal, Chicago (a)(b)
 2.858%, 10/05/09                                       2,850         2,850,000
Deutsche Bank AG, New York (a)(b)
 3.414%, 01/21/09                                       2,135         2,135,000
HSBC USA, Inc. (b)
 5.219%, 10/15/09                                         525           525,000
ING Bank NV (b)(c)
 2.473%, 08/24/09                                       1,750         1,750,000
ING USA Global Funding Trust VI (b)
 3.514%, 09/18/09                                         855           855,000
Lloyds TSB Group PLC (a)(b)(c)
 2.806%, 08/07/09                                       2,250         2,250,000
Nordea Bank AB (b)(c)
 3.891%, 10/23/09                                       2,050         2,050,000
Wachovia Bank NA (b)
 4.608%, 08/04/09                                       1,600         1,600,000
                                                                   ------------
                                                                     18,015,000
                                                                   ------------

TOTAL VARIABLE RATE OBLIGATIONS
   (Cost $18,015,000)                                                18,015,000
                                                                   ------------

AGENCY OBLIGATIONS--7.0%
Federal Home Loan Bank
 2.361%, 12/10/08                                       5,000         4,997,063
 3.024%, 03/20/09(b)                                    1,605         1,605,447
 1.403%, 08/13/09(b)                                    1,600         1,600,000
 1.314%, 08/14/09(b)                                    2,495         2,494,825
Federal Home Loan Mortgage Corp. (b)
 3.076%, 09/25/09                                       4,760         4,758,857
 1.361%, 09/28/09                                       2,950         2,949,397
Federal National Mortgage Assoc.
 2.191%, 01/15/09                                       6,000         5,983,650

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONTINUED)
                                NOVEMBER 30, 2008
                                   (UNAUDITED)


                                                        PAR
                                                       (000)           VALUE
                                                      -------      ------------
 Federal National Mortgage Assoc.
 2.021%, 05/14/09                                     $ 1,500      $  1,486,333
                                                                   ------------

TOTAL AGENCY OBLIGATIONS
   (Cost $25,875,572)                                                25,875,572
                                                                   ------------

REPURCHASE AGREEMENTS--9.0%
Deutsche Bank Securities, Inc. (Tri-Party
 Agreement dated 11/28/08 to be
 repurchased at $33,262,430,
 collateralized by $9,478,000 par value,
 Resolution Funding Corp., 0.25%, due
 07/15/27; $30,000,000 par value, Federal
 Home Loan Bank, 0.25%, due 01/02/09
 Market Value of the collateral is
 $34,262,430)
 0.250%, 12/01/08                                      33,262        33,262,000
                                                                   ------------

TOTAL REPURCHASE AGREEMENTS
   (Cost $33,262,000)                                                33,262,000
                                                                   ------------

TOTAL INVESTMENTS AT VALUE--100.0%
(Cost $370,287,482)*                                                370,287,482
                                                                   ------------

OTHER ASSETS IN EXCESS OF LIABILITIES--0.0%                             109,723
                                                                   ------------

NET ASSETS (APPLICABLE TO 357,341,232
BEDFORD SHARES AND 13,034,518 SANSOM
STREET SHARES)--100.0%                                             $370,397,205
                                                                   ============

NET ASSET VALUE, Offering and Redemption Price Per
Bedford Share ($357,363,531 / 357,341,232)                                $1.00
                                                                          =====

NET ASSET VALUE, Offering and Redemption Price Per
Sansom Street Share ($13,033,674 / 13,034,518)                            $1.00
                                                                          =====
*   Aggregate cost is the same for financial reporting and Federal tax purposes.
(a) Security is a foreign domiciled issuer which is registered with the Securities and Exchange Commission.
(b) Variable Rate Obligations -- The interest rate shown is the rate as of November 30, 2008.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

                                  SENBANC FUND
                            SCHEDULE OF INVESTMENTS
                               NOVEMBER 30, 2008
                                  (UNAUDITED)


                                                                       FAIR
SHARES        DESCRIPTION                                              VALUE
------        -----------                                          ------------
COMMON STOCK -- 92.8%
-------------------------------------------------------------------------------
              SAVINGS, CREDIT & OTHER FINANCIAL INSTITUTIONS -- 80.1%
              -----------------------------------------------------------------
   14,910        American River Bankshares                         $    171,465
   26,900        Associated Banc-Corp.                                  584,537
   71,600        Bank Holdings (The)*                                   105,968
  116,400        Bank of America Corp.                                1,891,500
   42,478        C&F Financial Corp.                                    679,648
   87,500        Capital Bank Corp.                                     612,500
   52,398        Centrue Financial Corp.                                457,435
   72,800        Citizens Republic Bancorp, Inc.                        171,808
   45,400        CityBank                                               299,186
   35,700        Comerica, Inc.                                         805,035
  331,300        Corus Bankshares, Inc.                                 394,247
    4,630        Crescent Banking Co.                                    21,506
   42,600        Financial Institutions, Inc.                           697,362
   40,500        First United Corp.                                     606,488
  234,000        JPMorgan Chase & Co.                                 7,408,440
  180,400        KeyCorp                                              1,692,152
    3,917        MainSource Financial Group, Inc.                        61,066
  172,111        National Bankshares, Inc.                            3,291,623
  186,199        Northrim BanCorp, Inc.                               2,385,209
  276,928        PAB Bankshares, Inc.                                 1,379,101
   15,000        Pacific Capital Bancorp N.A.                           237,000
  122,900        Pacific Premier Bancorp, Inc.*                         503,276
   25,200        PacWest Bancorp                                        670,320
   26,600        Peoples Bancorp of North Carolina, Inc.                255,892
   12,000        Peoples Financial Corp.                                226,800
  101,094        Premier Financial Bancorp                              804,708
  186,800        Regions Financial Corp.                              1,903,492
   11,700        Umpqua Holdings Corp.                                  154,908
    5,472        United Security Bancshares, Inc.                        97,949
                                                                   ------------

                                                                     28,570,621
                                                                   ------------

                                  SENBANC FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                               NOVEMBER 30, 2008
                                  (UNAUDITED)

                                                                       FAIR
                                                                       VALUE
                                                                   ------------

                 STATE & NATIONAL BANKS -- 12.7%
              -----------------------------------------------------------------
   55,899        Bancorp, Inc. (The)*                              $    173,846
   14,296        Bay National Corp.*                                     41,744
   40,700        Cascade Financial Corp.                                213,675
   18,186        Central Virginia Bankshares, Inc.                      106,024
  106,100        Community Bancorp*                                     229,176
   11,801        Cowlitz Bancorp*                                        69,036
   59,900        East West Bancorp, Inc.                                886,520
   58,600        First Regional Bancorp*                                223,266
  130,400        Gateway Financial Holdings, Inc.                       576,368
   68,200        Rainier Pacific Financial Group, Inc.                  115,940
   67,897        Rurban Financial Corp.                                 577,124
   50,400        Summit Financial Group, Inc.                           447,300
   26,100        Synovus Financial Corp.                                217,152
   18,600        Taylor Capital Group, Inc.                             153,450
  100,499        Temecula Valley Bancorp, Inc.                          140,699
  118,032        Vineyard National Bancorp                                6,917
   23,700        Yadkin Valley Financial Corp.                          357,396
                                                                   ------------

                                                                      4,535,633
                                                                   ------------

                   TOTAL COMMON STOCK (COST $64,243,552)             33,106,254
                                                                   ------------
TEMPORARY INVESTMENTS -- 7.5%
-------------------------------------------------------------------------------
2,674,606        PNC Bank Money Market                                2,674,606
                                                                   ------------

                   TOTAL TEMPORARY INVESTMENTS (COST $2,674,606)      2,674,606
                                                                   ------------

                   TOTAL INVESTMENTS -- 100.3%
                   (COST $66,918,158)**                              35,780,860
                                                                   ------------

                   LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.3%)     (122,059)
                                                                   ------------

                   NET ASSETS -- 100.0%                            $ 35,658,801
                                                                   ============
*Non-income producing security.
**The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis are as follows:

Aggregate cost                                                     $ 66,918,158
                                                                   ------------
Gross unrealized appreciation                                           156,702
Gross unrealized depreciation                                       (31,294,000)
                                                                   ------------
Net unrealized depreciation                                        $(31,137,298)
                                                                   ============

For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.


                       See notes to financial statements.
                                       2

                             ROBECO INVESTMENT FUNDS
                             ROBECO BOSTON PARTNERS
                             SMALL CAP VALUE FUND II
                            Portfolio of Investments
                                NOVEMBER 30, 2008
                                   (UNAUDITED)


                                                NUMBER
                                               OF SHARES           VALUE
                                               ---------        ------------

COMMON STOCK--97.6%

BASIC INDUSTRIES--2.8%
  Ashland, Inc.                                   9,435         $     90,104
  Massey Energy Co.                               8,810              137,612
  Neenah Paper, Inc.                             11,870               97,096
  Rock-Tenn Co., Class A                          6,110              206,335
  Schweitzer-Mauduit
    International, Inc.                          27,175              501,107
  USEC, Inc.*                                   166,135              639,620
                                                                ------------
                                                                   1,671,874
                                                                ------------

CAPITAL GOODS--10.9%
  Actuant Corp., Class A                         12,175              218,420
  Acuity Brands, Inc.                            19,530              526,529
  Beacon Roofing Supply, Inc.*                   80,860              955,765
  Brady Corp., Class A                           11,578              239,086
  Drew Industries, Inc.*                         22,955              322,747
  Gardner Denver, Inc.*                          12,855              318,161
  Granite Construction, Inc.                     13,465              577,514
  Griffon Corp.*                                 40,175              321,400
  Lennox International, Inc.                     12,715              351,443
  LSI Industries, Inc.                           22,160              152,239
  Manitowoc Co., Inc., (The)                     24,055              189,553
  Mueller Industries, Inc.                       11,565              269,464
  Oshkosh Corp.                                  43,215              302,505
  Perini Corp.*                                  13,140              251,631
  RBC Bearings, Inc.*                             8,305              188,690
  Rofin-Sinar Technologies, Inc.*                 6,810              161,669
  RTI International Metals, Inc.*                21,135              254,043
  Toro Co.                                       10,525              299,331
  Trimas Corp.*                                  26,300               46,288
  WD-40 Co.                                       9,650              275,990
  Wesco International, Inc.*                     21,280              314,731
                                                                ------------
                                                                   6,537,199
                                                                ------------

COMMUNICATIONS--0.6%
  EarthLink, Inc.*                               52,875              352,147
                                                                ------------

CONSUMER DURABLES--3.5%
  Champion Enterprises, Inc.*                   140,200              102,346


                                                NUMBER
                                               OF SHARES           VALUE
                                               ---------        ------------

CONSUMER DURABLES--(CONTINUED)
  MDC Holdings, Inc.                             11,355         $    352,005
  Natuzzi SpA - ADR*                             26,695               52,856
  Tempur-Pedic International, Inc.              132,435              925,721
  Thor Industries, Inc.                          28,130              439,953
  Winnebago Industries, Inc.                     37,100              218,148
                                                                ------------
                                                                   2,091,029
                                                                ------------

CONSUMER NON-DURABLES--5.2%
  Alliance One International, Inc.*             134,175              415,942
  Brown Shoe Co., Inc.                           41,192              232,323
  Brunswick Corp.                                64,535              174,890
  NBTY, Inc.*                                     9,400              136,958
  Nu Skin Enterprises, Inc.,
    Class A                                      39,120              420,931
  RC2 Corp.*                                     26,650              283,289
  Skechers U.S.A., Inc., Class A*                39,870              480,035
  Steven Madden Ltd.*                            26,310              450,164
  Tupperware Brands Corp.                        15,325              301,443
  Universal Corp.                                 4,150              132,676
  Warnaco Group, Inc., (The)*                     6,175              110,533
                                                                ------------
                                                                   3,139,184
                                                                ------------

CONSUMER SERVICES--22.0%
  ABM Industries, Inc.                           13,075              220,575
  American Eagle Outfitters, Inc.                20,580              197,568
  Asbury Automative Group, Inc.                  54,980              276,549
  Asset Acceptance Capital Corp.*                28,345              183,676
  Build-A-Bear-Workshop, Inc.*                   27,165              120,884
  Charming Shoppes, Inc.*                       213,900              320,850
  Corporate Executive Board
    Co., (The)                                   14,255              328,720
  Dress Barn, Inc. (The)*                        43,515              340,722
  Ennis, Inc.                                    22,115              224,910
  Foot Locker, Inc.                              48,090              323,646
  G&K Services, Inc., Class A                    18,672              436,925
  Gevity HR, Inc.                                51,250               81,488
  Group 1 Automotive, Inc.                       18,565              194,747
  Gymboree Corp. (The)*                           7,475              187,996
  Heidrick & Struggles
    International, Inc.                          18,185              376,429

                             ROBECO INVESTMENT FUNDS
                             ROBECO BOSTON PARTNERS
                             SMALL CAP VALUE FUND II
                      Portfolio of Investments (Continued)
                                NOVEMBER 30, 2008
                                   (UNAUDITED)


                                                NUMBER
                                               OF SHARES           VALUE
                                               ---------        ------------

CONSUMER SERVICES--(CONTINUED)
  Hertz Global Holdings, Inc.*                  202,130         $    705,434
  InfoGROUP, Inc.                                50,840              199,801
  International Speedway Corp.,
    Class A                                      26,128              678,022
  Jackson Hewitt Tax Service, Inc.               54,470              701,029
  Kenexa Corp.*                                  26,725              161,419
  Knoll, Inc.                                    61,768              665,241
  Live Nation, Inc.*                             76,050              371,884
  MAXIMUS, Inc.                                   9,810              308,034
  Men's Wearhouse, Inc., (The)                   26,270              279,513
  MPS Group, Inc.*                               37,785              250,137
  PetMed Express, Inc.*                          16,056              287,884
  Regis Corp.                                    26,140              287,279
  Rent-A-Center, Inc.*                           32,160              527,746
  Schawk, Inc.                                   23,605              322,680
  School Specialty, Inc.*                         9,205              147,464
  Service Corp. International                   105,720              615,290
  Spherion Corp.*                               114,015              256,534
  Steiner Leisure Ltd.*                           8,180              197,874
  Steinway Musical Instruments*                  10,675              190,228
  Universal Technical
    Institute, Inc.*                             21,530              414,022
  Watson Wyatt Worldwide, Inc.,
    Class A                                      13,605              548,554
  World Fuel Services Corp.                      36,011            1,307,199
                                                                ------------
                                                                  13,238,953
                                                                ------------

ENERGY--5.5%
  Approach Resources, Inc.*                      28,620              248,708
  Bristow Group, Inc.*                           37,475              848,059
  Concho Resources, Inc.*                        24,830              585,740
  Flotek Industries, Inc.*                       41,420              124,674
  Helix Energy Solutions Group, Inc.*           100,105              643,675
  Hornbeck Offshore Services, Inc.*               8,615              145,421
  Petroleum Development Corp.*                    7,580              145,536
  Rosetta Resources, Inc.*                       15,615              117,581
  Whiting Petroleum Corp.*                       12,105              463,622
                                                                ------------
                                                                   3,323,016
                                                                ------------


                                                NUMBER
                                               OF SHARES           VALUE
                                               ---------        ------------

FINANCE--18.5%
  Advanta Corp., Class B                         36,247         $    106,929
  Affiliated Managers Group, Inc.*                8,085              226,380
  Amerisafe, Inc.*                               19,130              309,906
  Apollo Investment Corp.                        35,035              297,447
  Ares Capital Corp.                             37,550              186,999
  CNA Surety Corp.*                              14,825              179,531
  Cowen Group., Inc.*                            28,415              165,091
  FBR Capital Markets Corp.*                     34,455              172,275
  Fidelity National Financial,
    Inc., Class A                                32,505              400,787
  Fifth Street Finance Corp.                     65,580              480,701
  First American Corp.                           23,665              568,433
  First Citizens Bancshares, Inc.                 3,460              486,303
  Gladstone Capital Corp.                        16,215               97,290
  Hanover Insurance Group,
    Inc., (The)                                   5,720              230,630
  Horace Mann Educators Corp.                    26,455              225,397
  Infinity Property & Casualty
    Corp.                                         6,620              303,792
  IPC Holdings Ltd.                              31,615              885,220
  JMP Group, Inc.                                69,605              255,450
  KKR Financial Holdings LLC                     74,550               73,059
  Max Capital Group Ltd.                         45,560              526,674
  Navigators Group, Inc., (The)*                  9,210              500,103
  PHH Corp.*                                     55,530              423,139
  Platinum Underwriters
    Holdings Ltd.                                31,205              958,930
  ProAssurance Corp.*                             4,360              238,012
  Reinsurance Group of America,
    Inc.                                          8,650              351,190
  Safety Insurance Group, Inc.                   10,455              366,761
  SeaBright Insurance Holdings, Inc.*            18,800              198,528
  State Auto Financial Corp.                     13,280              285,254
  United America Indemnity
    Ltd., Class A*                               15,505              200,014
  United Rentals, Inc.*                          13,780              111,205
  Unitrin, Inc.                                  19,485              372,943
  Washington Federal, Inc.                       35,195              594,444

                             ROBECO INVESTMENT FUNDS
                             ROBECO BOSTON PARTNERS
                             SMALL CAP VALUE FUND II
                      Portfolio of Investments (Continued)
                                NOVEMBER 30, 2008
                                   (UNAUDITED)


                                                NUMBER
                                               OF SHARES           VALUE
                                               ---------        ------------

FINANCE--(CONTINUED)
  Webster Financial Corp.                        21,980         $    329,700
                                                                ------------
                                                                  11,108,517
                                                                ------------

HEALTH CARE--9.4%
  Affymetrix, Inc.*                              58,570              160,482
  Centene Corp.*                                 18,690              345,765
  Conmed Corp.*                                   9,245              217,350
  Healthspring, Inc.*                            43,920              640,793
  Home Diagnostics, Inc.*                        49,870              250,846
  ICU Medical, Inc.*                              8,095              244,874
  Invacare Corp.                                 15,505              229,164
  Kindred Healthcare, Inc.*                      45,975              493,312
  LifePoint Hospitals, Inc.*                     24,230              486,054
  Lincare Holdings, Inc.*                        36,830              881,342
  Maxygen, Inc.*                                 38,865              190,438
  Medical Action Industries, Inc.*               21,070              181,413
  Odyssey HealthCare, Inc.*                      41,695              340,648
  Owens & Minor, Inc.                             5,215              216,579
  Res-Care, Inc.*                                13,050              170,302
  U.S. Physical Therapy, Inc.*                   49,120              594,352
                                                                ------------
                                                                   5,643,714
                                                                ------------

REAL ESTATE INVESTMENT TRUSTS--9.6%
  Anworth Mortgage Asset Corp.                  218,407            1,382,516
  Capstead Mortgage Corp.                        83,100              871,719
  Friedman, Billings, Ramsey
    Group, Inc., Class A*                       190,385               38,077
  Gladstone Commercial Corp.                     18,705              239,611
  Hatteras Financial Corp.                       40,800            1,051,416
  Jones Lang LaSalle, Inc.                       17,320              412,736
  MFA Mortgage Investments, Inc.                262,690            1,626,051
  Redwood Trust, Inc.                             9,880              128,934
                                                                ------------
                                                                   5,751,060
                                                                ------------

TECHNOLOGY--7.5%
  Acxiom Corp.                                   35,770              268,633
  Bel Fuse, Inc., Class B                        16,545              322,462
  Belden, Inc.                                   20,170              351,361


                                                NUMBER
                                               OF SHARES           VALUE
                                               ---------        ------------

TECHNOLOGY--(CONTINUED)
  Benchmark Electronics, Inc.*                   14,130         $    179,168
  Brocade Communications
    Systems, Inc.*                               40,635              130,845
  CIBER, Inc.*                                   45,905              196,932
  Coherent, Inc.*                                 7,540              187,671
  Electronics For Imaging, Inc.*                 29,370              286,945
  Emulex Corp.*                                  42,165              300,637
  EnerSys*                                       40,955              349,346
  Entegris, Inc.*                                61,725               85,798
  Gilat Satellite Networks Ltd.*                 36,265               88,487
  Goldleaf Financial Solutions, Inc.*            21,530               17,009
  Imation Corp.                                  31,730              421,374
  Insight Enterprises, Inc.*                     20,260               82,458
  Ness Technologies, Inc.*                       38,040              179,168
  NETGEAR, Inc.*                                 29,940              362,274
  OmniVision Technologies, Inc.*                 36,240              217,440
  PAR Technology Corp.*                          40,660              134,178
  Technitrol, Inc.                               37,480              131,180
  Verigy Ltd.*                                   23,090              212,659
                                                                ------------
                                                                   4,506,025
                                                                ------------

TRANSPORTATION--0.8%
  Pacer International, Inc.                      52,375              507,514
                                                                ------------

UTILITIES--1.3%
  PNM Resources, Inc.                            73,660              769,747
                                                                ------------

TOTAL INVESTMENTS--97.6%
    (COST $86,845,602)**                                          58,639,979
                                                                ------------

OTHER ASSETS IN EXCESS OF
    LIABILITIES--2.4%                                              1,446,872
                                                                ------------

NET ASSETS--100.0%                                              $ 60,086,851
                                                                ============
ADR -- American Depositary Receipt
*   --- Non-income Producing
** The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

    Aggregate cost                                              $ 86,845,602
                                                                ------------
    Gross unrealized appreciation                                  3,031,233

                             ROBECO INVESTMENT FUNDS
                             ROBECO BOSTON PARTNERS
                             SMALL CAP VALUE FUND II
                      Portfolio of Investments (Continued)
                                NOVEMBER 30, 2008
                                   (UNAUDITED)



    Gross unrealized depreciation                                (31,236,856)
                                                                ------------
    Net unrealized depreciation                                 $(28,205,623)
                                                                ============

    For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

                             ROBECO INVESTMENT FUNDS
                             ROBECO BOSTON PARTNERS
                             LONG/SHORT EQUITY FUND
                            Portfolio of Investments
                                NOVEMBER 30, 2008
                                   (UNAUDITED)


                                                       NUMBER
                                                     OF SHARES         VALUE
                                                     ---------      -----------
LONG POSITIONS--108.8%
DOMESTIC COMMON STOCK--108.3%

BASIC INDUSTRIES--1.7%
  Carpenter Technology Corp.                             7,995      $   133,197
  Freeport-McMoRan Copper & Gold, Inc., Class B          4,835          115,992
  Kapstone Paper and Packaging Corp. +*                 36,745          162,780
  Kapstone Paper and Packaging Corp.*                   48,420           16,947
                                                                    -----------
                                                                        428,916
                                                                    -----------

CAPITAL GOODS--10.0%
  Dynamics Research Corp. +*                            24,017          145,783
  Griffon Corp.*                                        33,646          269,168
  Hubbell, Inc., Class B +                               8,630          258,037
  Key Technology, Inc.*                                 14,302          225,256
  Keystone Consolidated Industries, Inc.*               10,528           66,326
  KHD Humboldt Wedag International Ltd. +*              22,860          241,859
  LSB Industries, Inc. +*                               30,065          269,984
  Manitowoc Co., Inc., (The)                            18,595          146,529
  Mohawk Industries, Inc.*                               7,035          216,256
  RTI International Metals, Inc.*                       23,450          281,869
  Thermadyne Holdings Corp. +*                          15,532          100,958
  Triumph Group, Inc.*                                   7,745          264,879
                                                                    -----------
                                                                      2,486,904
                                                                    -----------

COMMUNICATIONS--2.0%
  Check Point Software Technologies Ltd. +*             11,395          234,851
  RRsat Global Communications Network Ltd.              27,143          257,044
                                                                    -----------
                                                                        491,895
                                                                    -----------

CONSUMER DURABLES--1.4%
  Amerigon, Inc.*                                       19,335           72,120
  Magna International, Inc., Class A                     2,950           82,924


                                                       NUMBER
                                                     OF SHARES         VALUE
                                                     ---------      -----------
  Pulte Homes, Inc.                                     17,555      $   186,961
                                                                    -----------
                                                                        342,005
                                                                    -----------

CONSUMER NON-DURABLES--4.7%
  Coca-Cola Femsa S.A. de C.V. - ADR +                   7,095          246,906
  Female Health Co., (The)*                             24,836           61,593
  Skechers U.S.A., Inc., Class A +*                     14,195          170,908
  Steven Madden Ltd. +*                                 14,985          256,393
  Tupperware Brands Corp.                               10,580          208,109
  VF Corp.                                               4,225          220,925
                                                                    -----------
                                                                      1,164,834
                                                                    -----------

CONSUMER SERVICES--13.6%
  AFC Enterprises, Inc.*                                52,165          210,225
  American Apparel, Inc.*                               37,580          159,717
  BB Holdings Ltd.*                                     49,134          141,260
  Bebe Stores, Inc.                                     10,925           67,516
  Coinstar, Inc. +*                                     13,505          250,653
  Cornell Companies, Inc. +*                            13,430          316,948
  Dress Barn, Inc. (The) +*                             25,510          199,743
  eBay, Inc. +*                                         13,865          182,047
  G&K Services, Inc., Class A                            5,945          139,113
  H&R Block, Inc. +                                     15,230          291,350
  Harte-Hanks, Inc.                                     25,645          153,101
  Heidrick & Struggles International, Inc. +            17,925          371,047
  Ituran Location and Control Ltd.                      25,125          199,995
  Monster Worldwide, Inc.*                              15,095          173,140
  Ross Stores, Inc.                                      5,120          135,680
  Steiner Leisure Ltd.*                                  6,920          167,395
  Unifirst Corp.                                         8,665          240,107
                                                                    -----------
                                                                      3,399,037
                                                                    -----------

ENERGY--7.2%
  Approach Resources, Inc. +*                           65,955          573,149
  Bristow Group, Inc.*                                  15,620          353,481
  CE Franklin Ltd.*                                     21,435           58,089
  Concho Resources, Inc.*                                9,965          235,074
  Petrohawk Energy Corp.*                               17,115          298,999

                             ROBECO INVESTMENT FUNDS
                             ROBECO BOSTON PARTNERS
                             LONG/SHORT EQUITY FUND
                      Portfolio of Investments (Continued)
                                NOVEMBER 30, 2008
                                   (UNAUDITED)


                                                       NUMBER
                                                     OF SHARES         VALUE
                                                     ---------      -----------
  Talisman Energy, Inc.                                 30,525      $   282,661
                                                                    -----------
                                                                      1,801,453
                                                                    -----------

FINANCE--23.3%
  Ace Ltd. +                                             8,885          464,241
  BAC Capital Trust IV                                  13,240          211,840
  Capital One Capital II                                19,970          269,595
  Citigroup Capital XVI                                 19,970          268,397
  E*TRADE Financial Corp.*                              31,440           42,444
  Fidelity National Financial, Inc., Class A +          31,330          386,299
  Fifth Third Capital Trust V                           10,270          150,456
  First American Corp.                                  13,335          320,307
  Goldman Sachs Group, Inc., (The) +                     2,690          212,483
  Investors Title Co. +                                  3,385          112,213
  JPMorgan Chase & Co. +                                23,590          746,859
  KeyCorp Capital LX                                     5,965           81,422
  KKR Financial Holdings LLC +                          93,380           91,512
  Maiden Holdings Ltd.                                  83,167          345,143
  Morgan Stanley                                         5,305           78,249
  SLM Corp.*                                            29,950          275,840
  Sovereign Capital Trust V                             17,655          275,418
  State Street Corp.                                     8,125          342,144
  SWA Reit and Investments Ltd.*                        51,355           22,184
  TFS Financial Corp. +                                 19,175          246,015
  Travelers Companies, Inc., (The)                       5,825          254,261
  Waddell & Reed Financial, Inc.                        23,335          313,622
  Wesco Financial Corp. +                                  480          142,560
  XL Capital Ltd., Class A                              30,955          155,704
                                                                    -----------
                                                                      5,809,208
                                                                    -----------

HEALTH CARE--16.1%
  A.D.A.M., Inc.*                                       20,130           66,429
  Alpha Pro Tech Ltd.*                                 669,800          703,290
  American BIO Medica Corp.*                           179,645           41,318
  Anika Therapeutics, Inc.*                             37,935          132,393
  Charles River Laboratories International, Inc.*       11,150          254,220
  Health Grades, Inc. +*                               148,817          261,918
  Lincare Holdings, Inc. +*                             12,330          295,057
  McKesson Corp. +                                       7,615          266,068


                                                       NUMBER
                                                     OF SHARES         VALUE
                                                     ---------      -----------
  MTS Medication Technologies, Inc. +*                 160,765      $   417,989
  NovaMed, Inc.*                                        25,645           91,553
  Orthofix International N.V. +*                        25,351          303,452
  PHC, Inc., Class A*                                  289,490          341,598
  RehabCare Group, Inc.*                                14,295          207,992
  Schering-Plough Corp.                                 14,040          236,013
  Span-America Medical Systems, Inc.                     7,101           72,430
  Unilens Vision, Inc.                                 106,467          319,401
                                                                    -----------
                                                                      4,011,121
                                                                    -----------

REAL ESTATE INVESTMENT TRUSTS--0.1%
  Friedman, Billings, Ramsey Group, Inc., Class A*     123,525           24,705
                                                                    -----------

TECHNOLOGY--28.2%
  Accenture Ltd., Class A +                             11,045          342,174
  Amdocs Ltd.*                                           6,355          119,410
  Analog Devices, Inc.                                   5,140           87,894
  BluePhoenix Solutions Ltd.*                           49,890           90,301
  Brocade Communications Systems, Inc. +*               41,220          132,728
  CGI Group, Inc. Class A +*                            38,505          287,632
  ClickSoftware Technologies Ltd.*                     117,811          254,472
  Digi International, Inc. +*                           63,421          584,742
  DivX, Inc. +*                                         38,595          186,028
  Gilat Satellite Networks Ltd.*                        88,395          215,684
  Hewlett-Packard Co.                                   16,165          570,301
  MIPS Technologies, Inc. +*                            66,650           89,978
  MoneyGram International, Inc. +                       33,130           34,124
  NetList, Inc.*                                        74,624           27,611
  NU Horizons Electronics Corp. +*                      47,501           65,076
  NVIDIA Corp.*                                         11,155           83,328
  Oracle Corp.*                                         21,230          341,591
  PLATO Learning, Inc.*                                290,684          305,218
  Richardson Electronics Ltd. +                         57,975          177,403
  Sourcefire, Inc.*                                     47,900          276,862
  SourceForge, Inc.*                                   357,297          239,389
  Sykes Enterprises, Inc.*                               7,760          143,948
  Symantec Corp. +*                                     30,705          369,381
  TeleTech Holdings, Inc.*                              69,700          614,754

                             ROBECO INVESTMENT FUNDS
                             ROBECO BOSTON PARTNERS
                             LONG/SHORT EQUITY FUND
                      Portfolio of Investments (Continued)
                                NOVEMBER 30, 2008
                                   (UNAUDITED)


                                                       NUMBER
                                                     OF SHARES         VALUE
                                                     ---------      -----------
  Telular Corp. +*                                     605,191      $   853,319
  Tier Technologies, Inc., Class B +*                   58,355          268,433
  Virtusa Corp.*                                        55,610          275,826
                                                                    -----------
                                                                      7,037,607
                                                                    -----------

TOTAL DOMESTIC COMMON STOCK
     (Cost $39,020,065)                                              26,997,685
                                                                    -----------
PREFERRED STOCK--0.6%

FINANCE--0.6%
  Wachovia Capital Trust IV Pfd. 6.375%                  8,940          143,845
                                                                    -----------

TOTAL PREFERRED STOCK
     (Cost $112,031)                                                    143,845
                                                                    -----------
TOTAL LONG POSITIONS--108.8%
     (COST $39,132,095)**                                            27,141,530
                                                                    -----------
SECURITIES SOLD SHORT--(10.9%)

BASIC INDUSTRIES--0.0%
  Ethanex Energy, Inc.*                                   (648)             (39)
  Uranium Energy Corp.*                                (11,655)          (3,263)
                                                                    -----------
                                                                         (3,302)
                                                                    -----------

CAPITAL GOODS--(1.0%)
  Applied Nanotech Holdings, Inc.*                      (8,285)          (3,314)
  Axsys Technologies, Inc.                              (1,570)        (109,602)
  Broadwind Energy, Inc.*                               (8,725)         (59,330)
  DynaMotive Energy Systems Corp.*                     (72,185)          (8,301)
  PACCAR, Inc.                                          (2,575)         (71,765)
                                                                    -----------
                                                                       (252,312)
                                                                    -----------

COMMUNICATIONS--(0.4%)
  CTC Communications Group, Inc. ++*                   (98,900)             (10)
  GSI Commerce, Inc.*                                  (12,225)         (97,311)
  Interliant, Inc. ++*                                    (600)               0
  One Communications Corp.*                            (36,619)              (3)
  Superlattice Power, Inc.                              (1,125)            (377)
                                                                    -----------
                                                                        (97,701)
                                                                    -----------


                                                       NUMBER
                                                     OF SHARES         VALUE
                                                     ---------      -----------
CONSUMER DURABLES--0.0%
  QSound Labs, Inc.*                                    (4,440)     $    (2,264)
                                                                    -----------

CONSUMER NON-DURABLES--(1.3%)
  Amish Naturals, Inc.*                                (25,959)            (908)
  Cal-Maine Foods, Inc.                                 (6,275)        (158,193)
  Lifeway Foods, Inc.*                                  (1,882)         (12,760)
  Skins, Inc.*                                         (16,913)          (1,015)
  Under Armour, Inc., Class A*                          (3,623)         (83,293)
  Valence Technology, Inc.*                            (27,585)         (54,342)
                                                                    -----------
                                                                       (310,511)
                                                                    -----------

CONSUMER SERVICES--(3.5%)
  Constant Contact, Inc.*                               (6,350)         (88,582)
  Escala Group, Inc.*                                   (4,616)          (8,540)
  Genmed Holding Corp.*                                     (5)              (7)
  Iron Mountain, Inc.*                                  (6,630)        (144,070)
  Kforce, Inc.*                                        (19,615)        (133,382)
  Netflix, Inc.*                                        (3,595)         (82,613)
  PokerTek, Inc.*                                       (6,110)          (9,287)
  Ritchie Bros. Auctioneers, Inc.                      (13,430)        (250,738)
  Tim Hortons, Inc.                                     (3,040)         (75,666)
  Ultimate Software Group, Inc., (The)*                 (4,945)         (75,708)
                                                                    -----------
                                                                       (868,593)
                                                                    -----------

FINANCE--(0.3%)
  China International Tourism Holdings Ltd.*            (5,084)             (48)
  Life Partners Holdings, Inc.                          (1,835)         (65,510)
                                                                    -----------
                                                                        (65,558)
                                                                    -----------

HEALTH CARE--(1.3%)
  Bodytel Scientific, Inc.*                             (4,840)            (242)
  Conceptus, Inc.*                                      (8,565)        (125,906)
  Cyberonics, Inc.*                                     (8,855)        (121,579)
  Pure Bioscience*                                     (26,140)         (69,271)
  RemoteMDX, Inc.*                                     (49,350)         (15,792)
                                                                    -----------
                                                                       (332,790)
                                                                    -----------

TECHNOLOGY--(2.7%)
  ANTS Software, Inc.*                                 (10,334)          (4,134)

                             ROBECO INVESTMENT FUNDS
                             ROBECO BOSTON PARTNERS
                             LONG/SHORT EQUITY FUND
                      Portfolio of Investments (Continued)
                                NOVEMBER 30, 2008
                                   (UNAUDITED)


                                                       NUMBER
                                                     OF SHARES         VALUE
                                                     ---------      -----------
  Axis Technologies Group, Inc.*                        (5,845)     $    (1,227)
  Commvault Systems, Inc.*                             (10,135)        (103,884)
  ConSyGen, Inc. ++*                                      (200)               0
  Data Domain, Inc.*                                    (8,200)        (133,250)
  Ener1, Inc.*                                         (16,978)        (136,503)
  Infosys Technologies Ltd. - ADR                       (2,180)         (54,827)
  IPG Photonics Corp.*                                  (5,835)         (79,298)
  LML Payment Systems, Inc.*                            (7,808)          (6,481)
  Monolithic Power Systems, Inc.*                       (3,450)         (33,016)
  Nestor, Inc.*                                        (15,200)            (304)
  Tiger Telematics, Inc.*                               (6,510)             (16)
  VMware, Inc. Class A*                                 (5,935)        (114,842)
  Vyyo, Inc.*                                          (15,518)          (2,328)
  Xybernaut Corp.*                                     (35,000)            (980)
                                                                    -----------
                                                                       (671,090)
                                                                    -----------

TRANSPORTATION--(0.4%)
  Allegiant Travel Co.*                                 (2,425)        (104,615)
                                                                    -----------

TOTAL SECURITIES SOLD SHORT
     (Proceeds $4,786,124)                                           (2,708,736)
                                                                    -----------
WARRANTS--0.0%

UTILITIES--0.0%
  Greenhunter Energy, Inc.
     Exercise Price $27.50, Exp. 09/15/11                 (423)               0
                                                                    -----------

TOTAL WARRANTS
     (Proceeds $0)                                                            0
                                                                    -----------
OTHER ASSETS IN EXCESS
     OF LIABILITIES--2.0%                                               503,648
                                                                    -----------

NET ASSETS--100.0%                                                  $24,936,442
                                                                    ===========

ADR  -- American Depositary Receipt
+ -- Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
++ -- Security has been valued at fair market value as determined in good faith by or under the direction of RBB's Board of Directors.
*    -- Non-income producing.
** The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:
  Aggregate cost                                  $ 39,132,095
                                                  ------------
  Gross unrealized appreciation                        958,950
  Gross unrealized depreciation                    (12,949,515)
                                                  ------------
  Net unrealized depreciation                     $(11,990,565)
                                                  ============


     For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

                             ROBECO INVESTMENT FUNDS
                             ROBECO BOSTON PARTNERS
                              LARGE CAP VALUE FUND
                            Portfolio of Investments
                                NOVEMBER 30, 2008
                                   (UNAUDITED)


                                                       NUMBER
                                                      OF SHARES        VALUE
                                                      ---------     -----------
COMMON STOCK--98.3%

BASIC INDUSTRIES--0.8%
  Allegheny Technologies, Inc.                           2,190      $    50,261
  PPG Industries, Inc.                                   6,250          274,500
  United States Steel Corp.                              1,585           48,184
                                                                    -----------
                                                                        372,945
                                                                    -----------

CAPITAL GOODS--6.4%
  Cummins, Inc.                                          2,205           56,404
  General Electric Co.                                  30,650          526,260
  Honeywell International, Inc.                         15,695          437,263
  Illinois Tool Works, Inc.                              6,665          227,410
  Ingersoll-Rand Co., Ltd., Class A                      3,200           50,176
  Jacobs Engineering Group, Inc.*                        1,540           68,946
  KBR, Inc.                                              3,540           48,746
  Lockheed Martin Corp.                                  5,365          413,695
  Mohawk Industries, Inc.*                              10,780          331,377
  Precision Castparts Corp.                                830           52,041
  Siemens AG                                             4,335          258,800
  United Technologies Corp.                             10,080          489,182
                                                                    -----------
                                                                      2,960,300
                                                                    -----------

COMMUNICATIONS--0.9%
  Vodafone Group PLC - ADR                              21,187          414,841
                                                                    -----------

CONSUMER DURABLES--0.3%
  BorgWarner, Inc.                                       1,870           44,244
  Johnson Controls, Inc.                                 3,130           55,276
  NVR, Inc.*                                               105           45,596
                                                                    -----------
                                                                        145,116
                                                                    -----------

CONSUMER NON-DURABLES--7.1%
  Clorox Co., (The)                                     15,180          898,049
  Dr. Pepper Snapple Group, Inc.*                       34,135          550,939
  NIKE, Inc., Class B                                   12,400          660,300
  Philip Morris International, Inc.                     22,947          967,445
  UST, Inc.                                              3,395          233,406
                                                                    -----------
                                                                      3,310,139
                                                                    -----------

CONSUMER SERVICES--9.6%
  Advance Auto Parts, Inc.                              19,260          584,734


                                                       NUMBER
                                                      OF SHARES        VALUE
                                                      ---------     -----------
CONSUMER SERVICES--(CONTINUED)
  eBay, Inc.*                                           17,610      $   231,219
  Expedia, Inc.*                                         6,235           52,374
  Home Depot, Inc. (The)                                28,895          667,763
  International Game Technology                          4,210           45,089
  Liberty Media Corp - Entertainment Series A*          22,188          263,372
  Macy's, Inc.                                          14,725          109,259
  McGraw-Hill Companies, Inc., (The)                    15,595          389,875
  Moody's Corp.                                         20,120          436,805
  Omnicom Group, Inc.                                   21,825          617,429
  Ross Stores, Inc.                                      3,565           94,473
  Safeway, Inc.                                         14,870          324,166
  Staples, Inc.                                         20,110          349,110
  TJX Companies, Inc. (The)                             13,595          310,238
                                                                    -----------
                                                                      4,475,906
                                                                    -----------

ENERGY--13.4%
  Canadian Natural Resources Ltd.                       11,780          487,103
  Devon Energy Corp.                                    10,510          760,293
  Dresser-Rand Group, Inc.*                             11,755          196,426
  EOG Resources, Inc.                                   12,240        1,040,645
  Exxon Mobil Corp.                                     23,074        1,849,381
  Halliburton Co.                                       17,410          306,416
  Helix Energy Solutions Group, Inc.*                   29,630          190,521
  McDermott International, Inc.*                         5,985           58,354
  Petrohawk Energy Corp.*                                9,460          165,266
  Pride International, Inc.*                             9,475          153,590
  Talisman Energy, Inc.                                 81,655          756,125
  Whiting Petroleum Corp.*                               6,490          248,567
                                                                    -----------
                                                                      6,212,687
                                                                    -----------

FINANCE--30.2%
  Ace Ltd.                                              28,654        1,497,171
  Assurant, Inc.                                         9,925          216,067
  Bank of America Corp.                                 25,370          412,263
  Bank of New York Mellon Corp., (The)                  28,232          852,889

                             ROBECO INVESTMENT FUNDS
                             ROBECO BOSTON PARTNERS
                              LARGE CAP VALUE FUND
                      Portfolio of Investments (Continued)
                                NOVEMBER 30, 2008
                                   (UNAUDITED)


                                                       NUMBER
                                                      OF SHARES        VALUE
                                                      ---------     -----------
FINANCE--(CONTINUED)
  Berkshire Hathaway, Inc., Class B*                       480      $ 1,679,520
  Capital One Financial Corp.                           11,240          386,768
  Discover Financial Services                           31,140          318,562
  Franklin Resources, Inc.                              12,035          731,126
  JPMorgan Chase & Co.                                  58,540        1,853,376
  KeyCorp.                                              19,450          182,441
  Loews Corp.                                           44,925        1,230,496
  Marsh & McLennan Cos., Inc.                           10,065          256,658
  Marshall & Ilsley Corp.                               16,340          252,453
  National City Corp.                                  131,125          263,561
  Nationwide Financial Services, Inc., Class A           5,200          264,160
  NYSE Euronext                                          1,850           44,049
  Reinsurance Group of America, Inc.                    16,840          683,704
  SEI Investments Co.                                    2,965           45,839
  SLM Corp.*                                            33,065          304,529
  State Street Corp.                                    13,510          568,906
  Travelers Companies, Inc., (The)                      15,519          677,404
  Wells Fargo & Co.                                     45,400        1,311,606
                                                                    -----------
                                                                     14,033,548
                                                                    -----------

HEALTH CARE--11.0%
  DaVita, Inc.*                                         12,505          628,376
  Johnson & Johnson                                     34,036        1,993,829
  Lincare Holdings, Inc.*                               20,480          490,087
  McKesson Corp.                                        14,765          515,889
  Schering-Plough Corp.                                 34,705          583,391
  WellPoint, Inc.*                                       5,655          201,318
  Wyeth                                                 18,910          680,949
                                                                    -----------
                                                                      5,093,839
                                                                    -----------

REAL ESTATE INVESTMENT TRUSTS--1.6%
  Annaly Capital Management, Inc.                       52,015          747,456
                                                                    -----------

TECHNOLOGY--13.3%
  Accenture Ltd., Class A                                8,900          275,722
  Adobe Systems, Inc.*                                   4,805          111,284
  Analog Devices, Inc.                                  15,830          270,693
  Arrow Electronics, Inc.*                              10,210          140,898


                                                       NUMBER
                                                      OF SHARES        VALUE
                                                      ---------     -----------
TECHNOLOGY--(CONTINUED)
  Flextronics International Ltd.*                       15,565      $    36,422
  Harris Corp.                                          24,510          854,909
  Hewlett-Packard Co.                                   27,348          964,838
  International Business Machines Corp.                  7,700          628,320
  MEMC Electronic Materials, Inc.*                       2,895           43,483
  Microsoft Corp.                                       53,759        1,087,007
  NVIDIA Corp.*                                          6,420           47,957
  Oracle Corp.*                                         46,900          754,621
  Seagate Technology, Inc.                               9,935           41,826
  Symantec Corp.*                                       21,630          260,209
  Taiwan Semiconductor Manufacturing
     Co., Ltd. - ADR                                    56,515          404,082
  Texas Instruments, Inc.                               16,845          262,277
                                                                    -----------
                                                                      6,184,548
                                                                    -----------

UTILITIES--3.7%
  Allegheny Energy, Inc.                                22,600          796,650
  Edison International                                  13,505          451,067
  PG&E Corp.                                            12,405          471,886
                                                                    -----------
                                                                      1,719,603
                                                                    -----------

TOTAL COMMON STOCK
     (Cost $57,453,885)                                              45,670,928
                                                                    -----------
SHORT-TERM INVESTMENT--1.8%
  PNC Bank Money Market Deposit Account                848,119          848,119
                                                                    -----------
TOTAL SHORT-TERM INVESTMENTS
     (Cost $848,119)                                                    848,119
                                                                    -----------
TOTAL INVESTMENTS--100.1%
     (COST $58,302,004)**                                            46,519,047

LIABILITIES IN EXCESS OF
     OTHER ASSETS--(0.1)%                                               (47,328)
                                                                    -----------

NET ASSETS--100.0%                                                  $46,471,719
                                                                    ===========


ADR  -- American Depositary Receipt
*    -- Non-income producing.
** The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:
  Aggregate cost                                  $ 58,302,004
                                                  ------------
Gross unrealized appreciation                          704,285

                             ROBECO INVESTMENT FUNDS
                             ROBECO BOSTON PARTNERS
                              LARGE CAP VALUE FUND
                      Portfolio of Investments (Continued)
                                NOVEMBER 30, 2008
                                   (UNAUDITED)



Gross unrealized depreciation                      (12,487,242)
                                                  ------------
Net unrealized depreciation                       $(11,782,957)
                                                  ============


     For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

                             ROBECO INVESTMENT FUNDS
                             ROBECO BOSTON PARTNERS
                               MID CAP VALUE FUND
                            Portfolio of Investments
                                NOVEMBER 30, 2008
                                   (UNAUDITED)



                                                      NUMBER
                                                     OF SHARES      VALUE
                                                    -----------  -----------
COMMON STOCK--97.4%

BASIC INDUSTRIES--5.3%
  Albemarle Corp.                                      15,010   $    305,153
  Allegheny Technologies, Inc.                          1,680         38,556
  Cliffs Natural Resources, Inc.                        1,625         38,594
  Crown Holdings, Inc.*                                16,395        263,140
  Freeport-McMoRan Copper & Gold, Inc., Class B         1,405         33,706
  GrafTech International Ltd.*                          6,815         45,592
  Lubrizol Corp., (The)                                13,800        484,656
  Mosaic Co., (The)                                     1,035         31,412
  OM Group, Inc.*                                       2,135         42,124
  PPG Industries, Inc.                                 11,530        506,398
                                                                ------------
                                                                   1,789,331
                                                                ------------
CAPITAL GOODS--6.9%
  AGCO Corp.*                                           1,205         29,667
  Cooper Industries Ltd., Class A                      10,605        256,005
  Cummins, Inc.                                         1,570         40,161
  Ingersoll-Rand Co., Ltd., Class A                     8,405        131,790
  Jacobs Engineering Group, Inc.*                       1,070         47,904
  KBR, Inc.                                             2,580         35,527
  Kennametal, Inc.                                      2,030         37,961
  Lennox International, Inc.                            7,080        195,691
  Manitowoc Co., Inc., (The)                            4,430         34,908
  Mohawk Industries, Inc.*                              4,220        129,723
  Rockwell Automation, Inc.                             1,265         39,405
  Spirit Aerosystems Holdings, Inc., Class A*           3,035         27,467
  Stanley Works, (The)                                 17,895        568,882
  Terex Corp.*                                          8,760        124,917
  Thomas & Betts Corp.*                                12,570        238,704
  W.W. Grainger, Inc.                                   5,330        376,138
                                                                ------------
                                                                   2,314,850
                                                                ------------
COMMUNICATIONS--2.3%
  CenturyTel, Inc.                                     17,265        458,558
  Embarq Corp.                                          7,720        251,981
  Telephone and Data Systems, Inc.                      1,150         37,318



                                                      NUMBER
                                                     OF SHARES      VALUE
                                                    -----------  -----------
COMMUNICATIONS--(CONTINUED)
  United States Cellular Corp.*                         1,015   $     40,021
                                                                ------------
                                                                     787,878
                                                                ------------
CONSUMER DURABLES--2.8%
  BorgWarner, Inc.                                     10,360        245,118
  NVR, Inc.*                                              720        312,660
  Pulte Homes, Inc.                                    18,320        195,108
  Ryland Group, Inc., (The)                            11,860        201,264
                                                                ------------
                                                                     954,150
                                                                ------------
CONSUMER NON-DURABLES--5.0%
  Dr. Pepper Snapple Group, Inc.*                      19,880        320,863
  Fossil, Inc.*                                         2,215         33,668
  General Mills, Inc.                                   4,975        314,271
  Guess?, Inc.                                          2,395         31,686
  Lorillard, Inc.                                       5,095        307,891
  Mattel, Inc.                                         37,910        518,229
  VF Corp.                                              3,110        162,622
                                                                ------------
                                                                   1,689,230
                                                                ------------
CONSUMER SERVICES--17.3%
  Best Buy Co., Inc.                                    1,520         31,479
  Burger King Holdings, Inc.                           14,500        311,895
  Dun & Bradstreet Corp., (The)                         4,415        353,200
  eBay, Inc.*                                           9,125        119,811
  Equifax, Inc.                                        18,870        480,241
  Expedia, Inc.*                                       50,479        424,024
  GameStop Corp., Class A*                              1,490         32,556
  Herbalife Ltd.                                       13,855        246,342
  International Game Technology                        11,035        118,185
  Kohl's Corp.*                                        14,100        460,506
  Kroger Co., (The)                                    16,580        458,603
  Manpower, Inc.                                       16,665        524,614
  McGraw-Hill Companies, Inc., (The)                   14,380        359,500
  Meredith Corp.                                        6,705        108,219
  Monster Worldwide, Inc.*                             16,070        184,323
  Omnicom Group, Inc.                                  15,355        434,393
  Robert Half International, Inc.                      14,935        311,992
  Safeway, Inc.                                        22,210        484,178

                             ROBECO INVESTMENT FUNDS
                             ROBECO BOSTON PARTNERS
                               MID CAP VALUE FUND
                      Portfolio of Investments (Continued)
                                NOVEMBER 30, 2008
                                   (UNAUDITED)


                                                      NUMBER
                                                     OF SHARES      VALUE
                                                    -----------  -----------
CONSUMER SERVICES--(CONTINUED)
  Staples, Inc.                                        18,950   $    328,972
  Tiffany & Co.                                         1,625         32,159
                                                                ------------
                                                                   5,805,192
                                                                ------------
ENERGY--4.7%
  Baker Hughes, Inc.                                    1,090         37,965
  Dresser-Rand Group, Inc.*                            13,840        231,266
  Helix Energy Solutions Group, Inc.*                  15,045         96,739
  National Oilwell Varco, Inc.*                         1,330         37,626
  Noble Energy, Inc.                                   11,490        600,697
  Petrohawk Energy Corp.*                              17,535        306,337
  Pride International, Inc.*                            2,260         36,635
  Talisman Energy, Inc.                                23,570        218,258
                                                                ------------
                                                                   1,565,523
                                                                ------------
FINANCE--18.7%
  Ace Ltd.                                              8,495        443,864
  Affiliated Managers Group, Inc.*                      3,375         94,500
  Alleghany Corp.*                                      1,700        450,500
  AON Corp.                                             8,825        399,772
  Assurant, Inc.                                       15,990        348,102
  Capital One Financial Corp.                           3,760        129,382
  Federated Investors, Inc., Class B                   12,515        248,423
  Franklin Resources, Inc.                              7,555        458,966
  Hanover Insurance Group, Inc., (The)                 15,615        629,597
  Loews Corp.                                          15,320        419,615
  Marsh & McLennan Cos., Inc.                          19,370        493,935
  Marshall & Ilsley Corp.                              14,735        227,656
  Mercury General Corp.                                 3,555        161,717
  NYSE Euronext                                         1,415         33,691
  Reinsurance Group of America, Inc.                    9,400        381,640
  SEI Investments Co.                                   8,155        126,076
  SLM Corp.*                                           31,660        291,589
  State Street Corp.                                    5,790        243,817
  Student Loan Corp., (The)                             1,820         68,923
  Travelers Companies, Inc., (The)                      5,780        252,297
  Unum Group                                           19,275        287,197


                                                      NUMBER
                                                     OF SHARES      VALUE
                                                    -----------  -----------
FINANCE--(CONTINUED)
  XL Capital Ltd., Class A                             19,900   $    100,097
                                                                ------------
                                                                   6,291,356
                                                                ------------
HEALTH CARE--6.2%
  Coventry Health Care, Inc.*                           7,200         89,784
  DaVita, Inc.*                                        12,045        605,261
  Hospira, Inc.*                                       12,300        369,369
  McKesson Corp.                                       14,320        500,341
  Quest Diagnostics, Inc.                              10,070        468,960
  WellPoint, Inc.*                                      1,005         35,778
                                                                ------------
                                                                   2,069,493
                                                                ------------
REAL ESTATE INVESTMENT TRUSTS--4.0%
  Annaly Capital Management, Inc.                      65,176        936,579
  AvalonBay Communities, Inc.                           2,865        173,820
  Kimco Realty Corp.                                    8,510        120,416
  Nationwide Health Properties, Inc.                    5,555        125,710
                                                                ------------
                                                                   1,356,525
                                                                ------------
TECHNOLOGY--13.4%
  Acxiom Corp.                                         42,735        320,940
  Amdocs Ltd.*                                         10,190        191,470
  Arrow Electronics, Inc.*                             24,390        336,582
  Avnet, Inc.*                                         11,575        164,828
  Broadridge Financial Solutions, Inc.                 28,640        326,496
  Brocade Communications Systems, Inc.*                43,785        140,988
  CACI International, Inc., Class A*                    7,905        351,061
  Cymer, Inc.*                                         12,975        304,783
  Emulex Corp.*                                        13,495         96,219
  Flextronics International Ltd.*                      37,385         87,481
  Harris Corp.                                         11,655        406,526
  Ingram Micro, Inc., Class A*                          9,635        103,769
  McAfee, Inc.*                                        14,682        445,305
  Molex, Inc.                                           2,680         36,448
  NetApp, Inc.*                                         2,900         39,150
  NVIDIA Corp.*                                         4,530         33,839
  Seagate Technology, Inc.                              6,870         28,923
  SRA International, Inc., Class A*                     9,885        148,473
  Sun Microsystems, Inc.*                              48,770        154,601

                             ROBECO INVESTMENT FUNDS
                             ROBECO BOSTON PARTNERS
                               MID CAP VALUE FUND
                      Portfolio of Investments (Continued)
                                NOVEMBER 30, 2008
                                   (UNAUDITED)


                                                      NUMBER
                                                     OF SHARES      VALUE
                                                    -----------  -----------
TECHNOLOGY--(CONTINUED)
  Sybase, Inc.*                                         9,520   $    234,573
  Symantec Corp.*                                      44,115        530,703
  Western Digital Corp.*                                2,440         29,768
                                                                ------------
                                                                   4,512,926
                                                                ------------
TRANSPORTATION--1.5%
  CSX Corp.                                             3,705        137,974
  Norfolk Southern Corp.                                7,500        371,025
                                                                ------------
                                                                     508,999
                                                                ------------
UTILITIES--9.3%
  Allegheny Energy, Inc.                               12,770        450,143
  Alliant Energy Corp.                                 20,110        640,906
  American Electric Power Co., Inc.                    11,425        357,488
  Edison International                                 13,120        438,208
  FirstEnergy Corp.                                     4,840        283,527
  Mirant Corp*                                          2,015         34,698
  NV Energy, Inc.                                      30,170        286,012
  PG&E Corp.                                           16,610        631,844
                                                                ------------
                                                                   3,122,826
                                                                ------------
TOTAL INVESTMENTS--97.4%
  (COST $46,358,761)**                                            32,768,279
                                                                ------------
OTHER ASSETS IN EXCESS OF LIABILITIES--2.6%                          886,809
                                                                ------------
NET ASSETS--100.0%                                              $ 33,655,088
                                                                ============

*     -- Non-income Producing
** The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

      Aggregate cost                                            $ 46,358,761
                                                                ------------
      Gross unrealized appreciation                                  578,284
      Gross unrealized depreciation                              (14,168,766)
                                                                ------------
      Net unrealized depreciation                               $(13,590,482)
                                                                ============


          For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

                             ROBECO INVESTMENT FUNDS
                             ROBECO BOSTON PARTNERS
                               ALL-CAP VALUE FUND
                            Portfolio of Investments
                                NOVEMBER 30, 2008
                                   (UNAUDITED)



                                                       NUMBER
                                                     OF SHARES      VALUE
                                                    -----------  -----------
COMMON STOCK--96.6%

BASIC INDUSTRIES--1.0%
  Allegheny Technologies, Inc.                          2,240    $    51,408
  Brush Engineered Materials, Inc.*                     4,560         52,805
  Carpenter Technology Corp.                            2,785         46,398
  CONSOL Energy, Inc.                                   1,725         49,973
  Freeport-McMoRan Copper & Gold, Inc., Class B         1,845         44,262
  GrafTech International Ltd.*                          9,390         62,819
  OM Group, Inc.*                                       2,620         51,693
  Thompson Creek Metals Co., Inc.*                      9,000         29,790
  Yanzhou Coal Mining Co., Ltd.                         8,835         48,857
                                                                 -----------
                                                                     438,005
                                                                 -----------
CAPITAL GOODS--4.7%
  AGCO Corp.*                                           1,590         39,146
  Comfort Systems USA, Inc.*                            5,395         45,048
  Dover Corp.                                          16,425        489,958
  General Electric Co. #                               19,000        326,230
  Illinois Tool Works, Inc.                             5,725        195,337
  Jacobs Engineering Group, Inc.*                       1,300         58,201
  Kennametal, Inc.                                      2,475         46,282
  Manitowoc Co., Inc., (The)                            6,835         53,860
  Parker-Hannifin Corp.                                 7,812        320,917
  Precision Castparts Corp.                               715         44,830
  Shaw Group, Inc., (The)*                              2,905         53,452
  Spirit Aerosystems Holdings, Inc., Class A*           4,035         36,517
  W.W. Grainger, Inc.                                   1,940        136,906
  Wolseley PLC - ADR                                   25,365        118,962
                                                                 -----------
                                                                   1,965,646
                                                                 -----------
COMMUNICATIONS--2.9%
  Embarq Corp.                                          7,355        240,067
  Vodafone Group PLC - ADR                             50,258        984,052
                                                                 -----------
                                                                   1,224,119
                                                                 -----------
CONSUMER DURABLES--1.0%
  Harman International Industries, Inc.                 2,810         42,290



                                                       NUMBER
                                                     OF SHARES      VALUE
                                                    -----------  -----------
CONSUMER DURABLES--(CONTINUED)
  Lennar Corp., Class A                                17,300    $   123,003
  Magna International, Inc., Class A                    1,590         44,695
  Pulte Homes, Inc. #                                  17,780        189,357
                                                                 -----------
                                                                     399,345
                                                                 -----------
CONSUMER NON-DURABLES--5.9%
  Blyth, Inc.                                           3,995         33,119
  Fossil, Inc.*                                         3,145         47,804
  Lorillard, Inc.                                       9,179        554,687
  Mattel, Inc.                                         42,725        584,051
  Nestle S.A.- ADR                                     11,740        425,575
  NIKE, Inc., Class B                                   6,375        339,469
  Oxford Industries, Inc.                               5,805         34,830
  THQ, Inc.*                                            7,795         36,948
  Tupperware Brands Corp.                              21,765        428,117
                                                                 -----------
                                                                   2,484,600
                                                                 -----------
CONSUMER SERVICES--10.6%
  BancTec, Inc. 144A ++                                47,195        119,875
  Best Buy Co., Inc.                                    2,010         41,627
  Career Education Corp.*                               4,370         80,758
  Charming Shoppes, Inc.*                              25,880         38,820
  eBay, Inc. #*                                        49,855        654,596
  Equifax, Inc.                                         8,400        213,780
  Expedia, Inc.*                                       47,013        394,909
  Harte-Hanks, Inc.                                    24,120        143,996
  Herbalife Ltd.                                       11,880        211,227
  HSN, Inc.*                                            5,340         19,972
  IAC/Interactivecorp*                                 13,345        197,373
  Innerworkings, Inc.*                                  7,740         43,421
  Interval Leisure Group, Inc.*                         5,340         28,302
  Lender Processing Services, Inc.                      7,705        169,972
  Manpower, Inc.                                        4,425        139,299
  Monster Worldwide, Inc.*                             16,305        187,018
  Omnicom Group, Inc.                                  13,595        384,603
  Penske Auto Group, Inc.                               5,785         43,850
  Regis Corp.                                          21,605        237,439
  Rent-A-Center, Inc.*                                 12,175        199,792
  Safeway, Inc.                                        19,210        418,778

                             ROBECO INVESTMENT FUNDS
                             ROBECO BOSTON PARTNERS
                               ALL-CAP VALUE FUND
                      Portfolio of Investments (Continued)
                                NOVEMBER 30, 2008
                                   (UNAUDITED)


                                                       NUMBER
                                                     OF SHARES      VALUE
                                                    -----------  -----------
CONSUMER SERVICES--(CONTINUED)
  Steelcase, Inc., Class A                              5,580    $    35,991
  Ticketmaster Entertainment, Inc.*                    12,360         49,316
  Valueclick, Inc.*                                     7,400         45,658
  Watson Wyatt Worldwide, Inc., Class A                 8,455        340,906
                                                                 -----------
                                                                   4,441,278
                                                                 -----------
ENERGY--10.1%
  Apache Corp.                                          3,955        305,722
  Baker Hughes, Inc.                                    1,210         42,144
  Chevron Corp.                                         6,640        524,626
  Devon Energy Corp. #                                 12,605        911,846
  Dresser-Rand Group, Inc.*                             5,065         84,636
  EOG Resources, Inc.                                   3,435        292,044
  Marathon Oil Corp.                                   11,205        293,347
  Pioneer Natural Resources Co.                         8,085        162,347
  Quest Resource Corp.*                                10,318          3,405
  Talisman Energy, Inc.                                61,660        570,972
  Total SA -ADR                                        19,650      1,036,537
                                                                 -----------
                                                                   4,227,626
                                                                 -----------
FINANCE--25.6%
  Ace Ltd.                                             18,855        985,174
  Alleghany Corp.*                                      3,271        866,815
  Allied World Assurance Co. Holdings Ltd.              7,980        282,173
  AON Corp.                                            10,885        493,090
  Castlepoint Holdings Ltd.                             2,035         20,879
  Castlepoint Holdings Ltd. 144A ++*                   12,880        132,149
  Citigroup Capital XV*                                15,545        214,987
  Comerica, Inc.                                        3,090         69,680
  East West Bancorp, Inc.                               6,560         97,088
  Federated Investors, Inc., Class B                    6,300        125,055
  Fifth Third Bancorp                                   7,765         74,233
  First American Corp.                                  4,175        100,283
  First Horizon National Corp.                          7,720         82,527
  Flagstone Reinsurance Holdings Ltd.                  36,260        372,753
  Franklin Resources, Inc.                                735         44,651



                                                       NUMBER
                                                     OF SHARES      VALUE
                                                    -----------  -----------
FINANCE--(CONTINUED)
  Hanover Insurance Group, Inc., (The)                 12,155    $   490,090
  Huntington Bancshares, Inc.                           5,695         45,560
  IPC Holdings Ltd.                                    20,515        574,420
  J.G. Wentworth, Inc. 144A ++*                        15,165         47,466
  JPMorgan Chase & Co. #                               20,705        655,520
  KeyCorp.                                              8,250         77,385
  Kohlberg Capital Corp.                               16,385         67,179
  Loews Corp.                                          41,009      1,123,237
  M&T Bank Corp.                                        1,340         86,095
  Maiden Holdings Ltd.                                  1,570          6,516
  Maiden Holdings Ltd. 144A ++*                         9,925         41,189
  Morgan Stanley                                       20,515        302,596
  Peoples Choice Financial Corp. 144A ++*               1,465              0
  SLM Corp.*                                           45,295        417,167
  Solar Cayman Ltd. 144A ++*                           19,375        107,725
  Specialty Underwriters' Alliance, Inc.*               8,645         24,206
  SunTrust Banks, Inc.                                  2,130         67,585
  Synovus Financial Corp.                               9,255         77,002
  Travelers Companies, Inc., (The)                     17,955        783,736
  Tree.Com, Inc.*                                         768          1,405
  Unum Group                                           37,716        561,968
  Wachovia Capital Trust X*                             4,190         83,171
  Wesco Financial Corp.                                   110         32,670
  White Mountains Insurance Group Ltd.                  3,630        980,100
  Zions Bancorporation                                  3,300        105,237
                                                                 -----------
                                                                  10,720,762
                                                                 -----------
HEALTH CARE--16.0%
  Aetna, Inc.                                           9,440        205,981
  Amgen, Inc.*                                         20,805      1,155,510
  Charles River Laboratories International, Inc.*       1,750         39,900
  DaVita, Inc.*                                        13,560        681,390
  Johnson & Johnson                                    23,315      1,365,793
  Lincare Holdings, Inc.*                              17,325        414,587
  Mentor Corp.                                          7,450        120,317

                             ROBECO INVESTMENT FUNDS
                             ROBECO BOSTON PARTNERS
                               ALL-CAP VALUE FUND
                      Portfolio of Investments (Continued)
                                NOVEMBER 30, 2008
                                   (UNAUDITED)


                                                       NUMBER
                                                     OF SHARES      VALUE
                                                    -----------  -----------
HEALTH CARE--(CONTINUED)
  Omnicell, Inc.*                                       2,725    $    30,902
  Pfizer, Inc.                                         73,246      1,203,432
  Sanofi-Aventis- ADR                                  14,340        396,644
  UnitedHealth Group, Inc.                             10,135        212,936
  WellPoint, Inc.*                                      6,165        219,474
  Wyeth                                                18,625        670,686
                                                                 -----------
                                                                   6,717,552
                                                                 -----------
REAL ESTATE INVESTMENT TRUSTS--3.2%
  Annaly Capital Management, Inc.                      57,450        825,557
  Ashford Hospitality Trust, Inc.                      43,975         68,601
  CBRE Realty Finance, Inc.                            30,480          3,810
  Cypress Sharpridge Investments, Inc.144A*            10,771        103,509
  Friedman, Billings, Ramsey Group, Inc., Class A*     28,740          5,748
  Hatteras Financial Corp.                              1,870         48,190
  Hatteras Financial Corp.144A ++*                     11,825        304,730
                                                                 -----------
                                                                   1,360,145
                                                                 -----------
TECHNOLOGY--12.5%
  Accenture Ltd., Class A                              13,570        420,399
  Acxiom Corp.                                         21,560        161,916
  Analog Devices, Inc.                                  6,850        117,135
  ASML Holding                                          2,820         43,231
  Avnet, Inc.*                                          2,770         39,445
  Belden, Inc.                                          4,095         71,335
  Cadence Design Systems, Inc.*                        11,025         42,556
  Ciena Corp.*                                          6,735         49,839
  EnerSys*                                              5,645         48,152
  Euronet Worldwide, Inc.*                              4,810         41,029
  Fidelity National Information Services, Inc.          7,540        129,537
  GSI Group, Inc.*                                     15,905         17,018
  Hewlett-Packard Co.                                  22,935        809,147
  International Business Machines Corp.                11,480        936,768
  JDS Uniphase Corp.*                                  14,490         39,413
  KLA-Tencor Corp.*                                     6,915        130,071
  Microsoft Corp.                                      45,625        922,537



                                                       NUMBER
                                                     OF SHARES      VALUE
                                                    -----------  -----------
TECHNOLOGY--(CONTINUED)
  Molex, Inc.                                           3,175    $    43,180
  NetApp, Inc.*                                         3,190         43,065
  NETGEAR, Inc.*                                        3,940         47,674
  NVIDIA Corp.*                                         6,000         44,820
  Seagate Technology, Inc.                              9,560         40,248
  Sonus Networks, Inc.*                                10,780         16,709
  Sun Microsystems, Inc.*                              11,430         36,233
  Symantec Corp.*                                      24,780        298,103
  Tech Data Corp.*                                     11,200        195,328
  Tellabs, Inc.*                                       10,680         44,536
  Tyco Electronics Ltd.                                17,065        281,231
  Verigy Ltd.*                                          4,510         41,537
  Western Digital Corp.*                                3,315         40,443
  Xilinx, Inc.*                                         2,550         41,718
                                                                 -----------
                                                                   5,234,353
                                                                 -----------
UTILITIES--3.1%
  Allegheny Energy, Inc.                               17,325        610,706
  Alliant Energy Corp.                                 15,535        495,100
  Korea Electric Power Corp.- ADR                      22,435        208,646
                                                                 -----------
                                                                   1,314,452
                                                                 -----------
TOTAL COMMON STOCK
  (Cost $52,268,579)                                              40,527,883
                                                                 -----------
PREFERRED STOCK--0.7%

FINANCE--0.7%
  Federal National Mortgage Association Pfd. 8.750%     9,697         17,843
  Wachovia Capital Trust IV Pfd. 6.375%                 8,135        130,892
  Wachovia Capital Trust IX Pfd. 6.375%                 9,150        148,230
                                                                 -----------
                                                                     296,965
                                                                 -----------
TOTAL PREFERRED STOCK
  (Cost $705,321)                                                    296,965
                                                                 -----------

                             ROBECO INVESTMENT FUNDS
                             ROBECO BOSTON PARTNERS
                               ALL-CAP VALUE FUND
                      Portfolio of Investments (Continued)
                                NOVEMBER 30, 2008
                                   (UNAUDITED)


                                                       NUMBER
                                                     OF SHARES      VALUE
                                                    -----------  -----------
WARRANTS--0.0%
  Cypress Sharpridge Investment, Inc.
    Strike Price $1.56, Exp. 4/30/11 ++                32,315    $       323
                                                                 -----------
TOTAL WARRANTS
  (Cost $0)                                                              323
                                                                 -----------

                                                        PAR
                                                       (000)        VALUE
                                                    -----------  -----------
CORPORATE BONDS--2.4%
  Comverse Technology, Inc.o
    0.0% 05/15/23                                    $    200        188,250
  MBIA Insurance Corp.144A+ o
    14.00% 01/15/33                                       151         67,950
  Prudential Financial, Inc.+ o
    0.419% 12/12/36                                       495        490,099
  Sepracor, Inc.o
    0.0% 10/15/24                                         194        173,145
  Thornburg Mortgage, Inc.
    18.00% 03/31/15                                        74          8,343
  Thornburg Mortgage, Inc.
    18.00% 03/31/15                                       824         92,700
                                                                 -----------
TOTAL CORPORATE BONDS
  (Cost $1,813,928)                                                1,020,487
                                                                 -----------

                                                       NUMBER
                                                     OF SHARES      VALUE
                                                    -----------  -----------
SHORT-TERM INVESTMENTS--0.9%
  PNC Bank Money Market Deposit Account               384,275        384,275
                                                                 -----------
TOTAL SHORT-TERM INVESTMENTS
  (Cost $384,275)                                                    384,275
                                                                 -----------
TOTAL INVESTMENTS--100.7%
  (COST $55,172,103)                                              42,229,933
                                                                 -----------
OPTIONS WRITTEN--(1.1%)
  Devon Energy Corp. Call Options
    Expires 01/16/10
    Strike Price $50                                      (52)      (162,760)
  eBay, Inc. Call Options
   Expires 01/16/10
   Strike Price $15                                      (194)       (56,260)



                                                      NUMBER
                                                    OF SHARES       VALUE
                                                   -----------  -------------
  General Electric Co. Call Options
    Expires 01/16/10
    Strike Price $17.50                                   (89)  $    (32,040)
  General Electric Co. Call Options
    Expires 01/17/09
    Strike Price $17.50                                  (101)       (13,938)
  JPMorgan Chase & Co. Call Options
    Expires 01/16/10
    Strike Price $25                                     (134)      (156,110)
  Pulte Homes, Inc. Call Options
    Expires 01/17/09
    Strike Price $10                                     (120)       (25,200)
  Pulte Homes, Inc. Call Options
    Expires 01/17/09
    Strike Price $15                                      (57)       (21,090)
                                                                ------------
TOTAL OPTIONS WRITTEN
  (Premiums received $(589,512))                                    (467,398)
                                                                ------------
TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN--99.5%
  (COST $54,582,591)**                                            41,762,535
                                                                ------------
OTHER ASSETS IN EXCESS OF LIABILITIES--0.5%                          193,714
                                                                ------------
NET ASSETS--100.0%                                              $ 41,956,249
                                                                ============

144A -- Security was purchased pursuant to Rule 144A under the Securities Act of
        1933 and may not be resold subject to that rule except to qualified institutional buyers.
ADR  -- American Depositary Receipt
*    -- Non-income producing.
++   -- Security has been valued at fair market value as determined in good faith by or under the direction of RBB's Board of Directors.
+    Adjustable rate security.
#    Security segregated as collateral for options written.
o    Callable security.
** The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost                                                  $ 54,582,591
                                                                ------------
Gross unrealized appreciation                                      1,408,860
Gross unrealized depreciation                                    (14,228,916)
                                                                ------------
Net unrealized depreciation                                     $(12,820,056)
                                                                ============

                             ROBECO INVESTMENT FUNDS
                             ROBECO BOSTON PARTNERS
                               ALL-CAP VALUE FUND
                      Portfolio of Investments (Continued)
                                NOVEMBER 30, 2008
                                   (UNAUDITED)


For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

                             ROBECO INVESTMENT FUNDS
                         ROBECO WPG SMALL CAP VALUE FUND
                            Portfolio of Investments
                                NOVEMBER 30, 2008
                                   (UNAUDITED)


                                                      NUMBER
                                                    OF SHARES      VALUE
                                                   -----------  ------------
COMMON STOCK--99.4%

BASIC MATERIALS--3.8%
  Carpenter Technology Corp.                           16,100   $    268,226
  Horsehead Holding Corp.*                             37,400        115,940
  Methanex Corp.                                       16,000        170,080
  OM Group, Inc.*                                       8,200        161,786
  OMNOVA Solutions, Inc.*                              50,400         53,424
  RTI International Metals, Inc.*                      10,100        121,402
  Solutia, Inc.*                                       15,200        103,360
                                                                ------------
                                                                     994,218
                                                                ------------
COMMERCIAL SERVICES--12.7%
  Geo Group, Inc., (The)*                               5,000         96,500
  ICF International, Inc.*                             43,400        850,640
  LECG Corp.*                                          77,100        405,546
  MDC Partners, Inc., Class A*                        282,200        829,668
  Ness Technologies, Inc.*                             65,200        307,092
  PLATO Learning, Inc.*                                39,600         41,580
  Princeton Review, Inc. (The)*                        99,200        514,848
  RADWARE Ltd.*                                        41,400        280,278
                                                                ------------
                                                                   3,326,152
                                                                ------------
CONSUMER CYCLICAL--5.3%
  Beacon Roofing Supply, Inc.*                          9,400        111,108
  Big 5 Sporting Goods Corp.                           31,000        117,490
  Brown Shoe Co., Inc.                                 33,500        188,940
  Casual Male Retail Group, Inc.*                     261,900        167,616
  Dress Barn, Inc. (The)*                              21,900        171,477
  DSW, Inc., Class A*                                  18,700        187,935
  Jarden Corp.*                                        17,300        215,904
  Shoe Carnival, Inc.*                                 15,400        144,452
  Smith & Wesson Holding Corp.*                        41,100         84,666
                                                                ------------
                                                                   1,389,588
                                                                ------------
CONSUMER NON-CYCLICAL--10.0%
  Alliance One International, Inc.*                   306,800        951,080
  Del Monte Foods Co.                                  72,100        426,832
  Delek US Holdings, Inc.                              57,000        313,500
  Libbey, Inc.                                         67,200        134,400
  Lifetime Brands, Inc.                               101,500        360,325
  Tyson Foods, Inc., Class A                           26,000        174,460



                                                      NUMBER
                                                    OF SHARES      VALUE
                                                   -----------  ------------
CONSUMER NON-CYCLICAL--(CONTINUED)
  Universal Corp.                                       7,900   $    252,563
                                                                ------------
                                                                   2,613,160
                                                                ------------
CONSUMER SERVICES--2.1%
  Carrols Restaurant Group, Inc.*                      63,800        126,324
  Cheesecake Factory, Inc. (The)*                       8,900         64,792
  Jack in the Box, Inc.*                               12,500        218,750
  New Frontier Media, Inc.                             64,100         91,663
  Valassis Communications, Inc.*                       26,500         39,220
                                                                ------------
                                                                     540,749
                                                                ------------
ENERGY--7.3%
  American Oil & Gas, Inc.*                            40,000         38,000
  Approach Resources, Inc.*                            75,400        655,226
  Geokinetics, Inc.*                                   21,000         78,120
  GeoMet, Inc.*                                       189,900        389,295
  Hercules Offshore, Inc.*                             17,900        104,178
  Holly Corp.                                          28,900        525,691
  Natural Gas Services Group, Inc.*                    10,500        108,150
                                                                ------------
                                                                   1,898,660
                                                                ------------
FINANCE--35.5%
  Apollo Investment Corp.                              18,300        155,367
  Ares Capital Corp.                                   33,600        167,328
  Aspen Insurance Holdings Ltd.                        20,300        374,129
  Bancorp Rhode Island, Inc.                            3,600         81,864
  Berkshire Hills Bancorp, Inc.                        20,000        580,000
  CapLease, Inc. (REIT)                                37,500         78,375
  Capstead Mortgage Corp.                              29,800        312,602
  Danvers Bancorp, Inc.                                36,000        458,640
  Delphi Financial Group, Inc., Class A                12,000        145,200
  Encore Bancshares, Inc.*                             15,395        221,688
  ESSA Bancorp, Inc.                                   19,600        264,012
  Flushing Financial Corp.                             11,300        154,358
  Glacier Bancorp, Inc.                                12,500        222,250
  Hatteras Financial Corp.                             20,100        517,977
  Home Financial Bancorp, Inc.                         16,200        170,262
  Investors Bancorp, Inc.*                             16,300        228,200
  Meadowbrook Insurance Group, Inc.                   162,800        913,308

                             ROBECO INVESTMENT FUNDS
                         ROBECO WPG SMALL CAP VALUE FUND
                      Portfolio of Investments (Continued)
                                NOVEMBER 30, 2008
                                   (UNAUDITED)



                                                      NUMBER
                                                    OF SHARES      VALUE
                                                   -----------  ------------
FINANCE--(CONTINUED)
  MFA Mortgage Investments, Inc.                       89,100   $    551,529
  Nelnet, Inc., Class A                                30,600        402,696
  New York Community Bancorp, Inc.                      9,800        127,890
  Renasant Corp.                                       18,700        361,845
  SeaBright Insurance Holdings, Inc.*                  13,800        145,728
  Sun Communities, Inc. (REIT)                         33,900        371,205
  United Financial Bancorp, Inc.                       33,400        440,212
  Validus Holdings Ltd.                                23,500        546,140
  Viewpoint Financial Group                            13,400        214,266
  Westfield Financial, Inc.                            48,300        498,456
  WSFS Financial Corp.                                  7,500        328,200
  Zenith National Insurance Corp.                       7,500        247,425
                                                                ------------
                                                                   9,281,152
                                                                ------------
HEALTH CARE--6.6%
  ICU Medical, Inc.*                                   11,100        335,775
  Lakeland Industries, Inc.*                           53,600        378,416
  Life Sciences Research, Inc.*                        31,200        306,696
  LifePoint Hospitals, Inc.*                           22,200        445,332
  NovaMed, Inc.*                                       45,700        163,149
  Providence Service Corp. (The)*                      57,300         93,972
                                                                ------------
                                                                   1,723,340
                                                                ------------
INDUSTRIAL--2.9%
  General Cable Corp.*                                 12,000        198,120
  GrafTech International Ltd.*                         32,400        216,756
  Titan Machinery, Inc.*                               28,400        331,996
                                                                ------------
                                                                     746,872
                                                                ------------
TECHNOLOGY--6.7%
  Actuate Corp.*                                       90,800        238,804
  Axesstel, Inc.*                                     189,620         66,367
  Ciena Corp.*                                         20,900        154,660
  CPI International, Inc.*                             17,300        161,582
  Digi International, Inc.*                            40,300        371,566
  Lionbridge Technologies, Inc.*                       27,400         26,578
  OmniVision Technologies, Inc.*                       16,400         98,400
  Plantronics, Inc.                                     9,200        116,932
  Qlogic Corp.*                                        13,200        140,184
  Rackable Systems, Inc.*                              50,200        200,298


                                                      NUMBER
                                                    OF SHARES      VALUE
                                                   -----------  ------------
TECHNOLOGY--(CONTINUED)
  Zoran Corp.*                                         22,200   $    166,944
                                                                ------------
                                                                   1,742,315
                                                                ------------
TRANSPORTATION--2.4%
  Airtran Holdings, Inc.*                              42,900        146,289
  DHT Maritime, Inc.                                   59,700        319,395
  Diana Shipping, Inc.                                  9,500         83,980
  Paragon Shipping, Inc., Class A                      20,000         89,200
                                                                ------------
                                                                     638,864
                                                                ------------
UTILITIES--4.1%
  El Paso Electric Co.*                                11,000        198,220
  Great Plains Energy, Inc.                             8,000        150,320
  Portland General Electric Co.                        10,400        190,424
  Synthesis Energy Systems, Inc.*                      42,900         42,042
  UGI Corp.                                            12,600        294,336
  Vectren Corp.                                         6,900        194,304
                                                                ------------
                                                                   1,069,646
                                                                ------------
TOTAL COMMON STOCK
  (Cost $38,338,016)                                              25,964,716
                                                                ------------
SHORT-TERM INVESTMENTS--0.1%
  PNC Bank Money Market Deposit Account                26,051         26,051
                                                                ------------
TOTAL SHORT-TERM INVESTMENTS
  (Cost $26,051)                                                      26,051
                                                                ------------
TOTAL INVESTMENTS--99.5%
  (COST $38,364,067)**                                            25,990,767
                                                                ------------
OTHER ASSETS IN EXCESS OF LIABILITIES--0.5%                          133,734
                                                                ------------
NET ASSETS--100.0%                                              $ 26,124,501
                                                                ============

REIT -- Real Estate Investment Trust
* -- Non-income producing.
** The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost                                                  $ 38,364,067
                                                                ------------
Gross unrealized appreciation                                        930,623
Gross unrealized depreciation                                    (13,303,923)
                                                                ------------
Net unrealized depreciation                                     $(12,373,300)
                                                                ============

                             ROBECO INVESTMENT FUNDS
                         ROBECO WPG SMALL CAP VALUE FUND
                      Portfolio of Investments (Continued)
                                NOVEMBER 30, 2008
                                   (UNAUDITED)



For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

                             ROBECO INVESTMENT FUNDS
                             ROBECO BOSTON PARTNERS
                         WPG 130/30 LARGE CAP CORE FUND
                            Portfolio of Investments
                                NOVEMBER 30, 2008
                                   (UNAUDITED)


                                                     NUMBER
                                                    OF SHARES        VALUE
                                                  ------------  --------------
LONG POSITIONS--143.1%

DOMESTIC COMMON STOCK--130.5%

BASIC MATERIALS--5.4%
  3M Co.                                                  941   $     62,981
  Celanese Corp. Series A #                             5,458         63,040
  CF Industries Holdings, Inc.                            455         23,947
  Crown Holdings, Inc. #*                               5,807         93,202
  International Paper Co.                               3,475         43,264
  Monsanto Co. #                                        1,232         97,575
  Mosaic Co., (The) #                                   1,621         49,197
  Potash Corp. of Saskatchewan, Inc.                      767         47,278
                                                                ------------
                                                                     480,484
                                                                ------------
COMMERCIAL SERVICES--2.6%
  Accenture Ltd., Class A                               1,311         40,615
  Apollo Group, Inc., Class A*                            241         18,518
  Computer Sciences Corp. #*                            1,527         42,542
  Hewitt Associates, Inc., Class A #*                   1,732         49,501
  Omnicom Group, Inc. #                                 2,753         77,882
                                                                ------------
                                                                     229,058
                                                                ------------
CONSUMER CYCLICAL--10.1%
  AutoZone, Inc. #*                                     1,012        110,530
  Best Buy Co., Inc. #                                  2,380         49,290
  Big Lots, Inc.*                                       3,306         57,921
  Cemex S.A. de C.V. ADR #*                             4,745         32,978
  Fastenal Co. #                                        1,753         67,508
  Jarden Corp. #*                                       6,032         75,279
  Liz Claiborne, Inc.                                   6,669         19,007
  RadioShack Corp. #                                   10,695        105,346
  Ross Stores, Inc.                                     2,410         63,865
  TJX Companies, Inc. (The) #                           2,401         54,791
  Wal-Mart Stores, Inc. #                               4,588        256,377
                                                                ------------
                                                                     892,892
                                                                ------------
CONSUMER NON-CYCLICAL--11.1%
  Archer-Daniels-Midland Co.                            1,392         38,113
  Campbell Soup Co.                                     1,604         51,408




                                                     NUMBER
                                                    OF SHARES        VALUE
                                                  ------------  --------------
CONSUMER NON-CYCLICAL--(CONTINUED)
  Constellation Brands, Inc., Class A*                  9,324   $    118,974
  General Mills, Inc.                                     696         43,966
  H.J. Heinz Co.                                          439         17,051
  Kraft Foods, Inc., Class A #                          3,301         89,820
  Kroger Co., (The) #                                   3,062         84,695
  Pepsi Bottling Group, Inc. #                          7,549        136,561
  Philip Morris International, Inc. #                   3,331        140,435
  Procter & Gamble Co. #                                2,647        170,335
  Safeway, Inc. #                                       2,711         59,100
  SUPERVALU, Inc.                                       2,217         26,405
                                                                ------------
                                                                     976,863
                                                                ------------
CONSUMER SERVICES--6.0%
  Brinker International, Inc. #                         3,324         22,071
  CBS Corp., Class B #                                  4,573         30,456
  Comcast Corp., Class A                                1,521         26,374
  Dish Network Corp.*                                   2,877         31,877
  Hasbro, Inc. #                                        2,549         68,313
  McDonald's Corp. #                                    1,453         85,364
  Royal Caribbean Cruises Ltd. #                        3,440         32,405
  Walt Disney Co., (The) #                              7,367        165,905
  Yum! Brands, Inc. #                                   2,339         63,013
                                                                ------------
                                                                     525,778
                                                                ------------
ENERGY--15.6%
  ConocoPhillips #                                      1,735         91,122
  ENSCO International, Inc. #                           3,376        109,416
  EXCO Resources, Inc.*                                16,125        123,679
  Exxon Mobil Corp. #                                   7,338        588,141
  Helmerich & Payne, Inc.                               2,414         61,219
  Murphy Oil Corp.                                        909         40,042
  Occidental Petroleum Corp. #                          3,415        184,888
  Plains Exploration & Production Co.*                  4,701        108,828
  Talisman Energy, Inc. #                               6,166         57,097
  Unit Corp.*                                             480         13,766
                                                                ------------
                                                                   1,378,198
                                                                ------------

                             ROBECO INVESTMENT FUNDS
                             ROBECO BOSTON PARTNERS
                         WPG 130/30 LARGE CAP CORE FUND
                      Portfolio of Investments (Continued)
                                NOVEMBER 30, 2008
                                   (UNAUDITED)




                                                     NUMBER
                                                    OF SHARES        VALUE
                                                  ------------  --------------
FINANCE--17.7%
  Annaly Capital Management, Inc.                       5,115   $     73,503
  Bank of America Corp. #                               4,028         65,455
  CapitalSource, Inc.                                  11,443         59,618
  CBL & Associates Properties, Inc.                     7,119         28,974
  Charles Schwab Corp., (The) #                         7,971        146,108
  Chubb Corp., (The) #                                  3,281        168,512
  Citigroup, Inc. #                                     3,658         30,325
  Goldman Sachs Group, Inc., (The)                        408         32,228
  H&R Block, Inc.                                       2,869         54,884
  Hudson City Bancorp, Inc. #                           2,914         48,693
  JPMorgan Chase & Co. #                                2,806         88,838
  Mastercard, Inc., Class A #                             409         59,428
  MetLife, Inc. #                                       3,813        109,662
  Morgan Stanley                                          917         13,526
  Northern Trust Corp. #                                2,737        125,601
  TD Ameritrade Holding Corp. #*                        8,014        106,586
  US Bancorp                                            1,975         53,285
  W.R. Berkley Corp. #                                  3,927        111,645
  Wells Fargo & Co. #                                   6,386        184,491
                                                                ------------
                                                                   1,561,362
                                                                ------------
HEALTH CARE--18.1%
  Abbott Laboratories                                   2,428        127,203
  Aetna, Inc. #                                         3,679         80,276
  Amgen, Inc. #*                                        3,557        197,556
  CIGNA Corp. #                                         2,825         34,211
  Covidien Ltd.                                           765         28,190
  Johnson & Johnson #                                   3,829        224,303
  Life Technologies Corp. #*                            1,798         46,928
  Medco Health Solutions, Inc. #*                       3,259        136,878
  Merck & Co., Inc. #                                   3,187         85,157
  Pfizer, Inc. #                                       15,586        256,078
  Schering-Plough Corp. #                               9,434        158,585
  Varian Medical Systems, Inc. #*                       1,877         75,756
  Watson Pharmaceuticals, Inc. #*                       3,175         75,406
  WellPoint, Inc. #*                                    2,079         74,012
                                                                ------------
                                                                   1,600,539
                                                                ------------
INDUSTRIAL--7.9%
  Allied Waste Industries, Inc. #*                      5,706         61,282



                                                     NUMBER
                                                    OF SHARES        VALUE
                                                  ------------  --------------
INDUSTRIAL--(CONTINUED)
  Caterpillar, Inc. #                                   3,914   $    160,435
  Flowserve Corp. #                                     1,025         51,588
  Foster Wheeler Ltd. #*                                4,282         95,317
  General Electric Co. #                                8,121        139,438
  Shaw Group, Inc., (The) #*                            6,014        110,658
  Snap-On, Inc.                                         1,274         45,928
  United Technologies Corp.                               734         35,621
                                                                ------------
                                                                     700,267
                                                                ------------
OTHER--1.4%
  SPDR Trust Series 1 #                                 1,403        126,396
                                                                ------------
TECHNOLOGY--22.0%
  Broadcom Corp., Class A #*                            2,215         33,912
  CA, Inc. #                                            7,862        132,396
  General Dynamics Corp. #                              2,165        111,866
  Goodrich Corp.                                        1,421         47,817
  Hewlett-Packard Co. #                                 6,006        211,892
  IAC/Interactivecorp*                                  3,442         50,907
  Intel Corp. #                                         7,833        108,095
  International Business Machines Corp. #               2,055        167,688
  Lexmark International, Inc., Class A #*               5,386        141,005
  Motorola, Inc. #                                     23,544        101,475
  Novell, Inc. #*                                      30,104        136,973
  Priceline.com, Inc.*                                  1,529        105,501
  Qlogic Corp.*                                         7,738         82,178
  QUALCOMM, Inc.                                        3,813        128,002
  Raytheon Co. #                                        3,809        185,879
  STMicroelectronics N.V. #                            12,513         82,711
  Taiwan Semiconductor Manufacturing Co., Ltd. - ADR   15,719        112,391
                                                                ------------
                                                                   1,940,688
                                                                ------------
TELECOMMUNICATIONS--4.8%
  AT&T, Inc.                                              551         15,737
  Embarq Corp. #                                        5,122        167,182
  Qwest Communications International, Inc.             33,200        106,240

                             ROBECO INVESTMENT FUNDS
                             ROBECO BOSTON PARTNERS
                         WPG 130/30 LARGE CAP CORE FUND
                      Portfolio of Investments (Continued)
                                NOVEMBER 30, 2008
                                   (UNAUDITED)


                                                     NUMBER
                                                    OF SHARES        VALUE
                                                  ------------  --------------
TELECOMMUNICATIONS--(CONTINUED)
  Verizon Communications, Inc.                          4,156   $    135,693
                                                                ------------
                                                                     424,852
                                                                ------------
TRANSPORTATION--2.7%
  CSX Corp. #                                           1,473         54,854
  J.B. Hunt Transport Services, Inc.                    2,452         65,738
  Ryder System, Inc.                                      769         27,615
  Southwest Airlines Co.                                5,557         48,068
  Union Pacific Corp.                                     797         39,882
                                                                ------------
                                                                     236,157
                                                                ------------
UTILITIES--5.1%
  AES Corp., (The)*                                     8,032         61,766
  Edison International #                                4,765        159,151
  FirstEnergy Corp.                                     1,270         74,397
  SCANA Corp. #                                         3,560        123,710
  Sempra Energy                                           752         35,096
                                                                ------------
                                                                     454,120
                                                                ------------
TOTAL DOMESTIC COMMON STOCK
  (Cost $16,038,971)                                              11,527,654
                                                                ------------
SHORT-TERM INVESTMENTS--12.6%
  PNC Bank Money Market Deposit Account             1,112,639      1,112,639
                                                                ------------
TOTAL SHORT-TERM INVESTMENTS
  (Cost $1,112,639)                                                1,112,639
                                                                ------------
TOTAL LONG POSITIONS--143.1%
  (COST $17,151,610)                                              12,640,293
                                                                ------------
SECURITIES SOLD SHORT--(30.8%)

BASIC MATERIALS--(1.8%)
  Aptargroup, Inc.                                     (1,306)       (43,673)
  Cameco Corp.                                         (1,967)       (33,891)
  Goldcorp, Inc.                                       (1,668)       (44,986)
  Titanium Metals Corp.                                (4,341)       (36,681)
                                                                ------------
                                                                    (159,231)
                                                                ------------
COMMERCIAL SERVICES--(1.5%)
  Career Education Corp.*                              (1,453)       (26,852)
  Fidelity National Information Services, Inc.         (2,900)       (49,822)




                                                     NUMBER
                                                    OF SHARES        VALUE
                                                  ------------  --------------
COMMERCIAL SERVICES--(CONTINUED)
  Monster Worldwide, Inc.*                             (2,609)  $    (29,925)
  Moody's Corp.                                        (1,031)       (22,383)
                                                                ------------
                                                                    (128,982)
                                                                ------------
CONSUMER CYCLICAL--(3.7%)
  Chico's FAS, Inc.*                                  (10,579)       (26,976)
  Cooper Tire & Rubber Co.                             (6,671)       (31,954)
  J.C. Penney Co., Inc.                                (2,344)       (44,513)
  Jones Lang LaSalle, Inc.                               (792)       (18,873)
  KBR, Inc.                                            (2,976)       (40,980)
  O'Reilly Automotive, Inc.*                           (2,030)       (52,922)
  Toll Brothers, Inc.*                                 (2,670)       (53,213)
  Walgreen Co.                                         (1,896)       (46,907)
  Weight Watchers International, Inc.                    (502)       (14,207)
                                                                ------------
                                                                    (330,545)
                                                                ------------
CONSUMER NON-CYCLICAL--(0.8%)
  Altria Group, Inc.                                   (2,307)       (37,097)
  Dean Foods Co.*                                      (2,434)       (35,439)
                                                                ------------
                                                                     (72,536)
                                                                ------------
CONSUMER SERVICES--(2.0%)
  Harman International Industries, Inc.                (1,683)       (25,329)
  Liberty Media Holding Capital, Series A*             (4,138)       (13,697)
  Marriott International, Inc., Class A                (1,211)       (20,333)
  Penn National Gaming, Inc.*                          (2,658)       (56,349)
  Scientific Games Corp., Class A*                     (1,867)       (28,024)
  Starbucks Corp.*                                     (3,997)       (35,693)
                                                                ------------
                                                                    (179,425)
                                                                ------------
ENERGY--(1.6%)
  Anadarko Petroleum Corp.                               (535)       (21,962)
  CNX Gas Corp.*                                       (1,379)       (42,845)
  Frontier Oil Corp.                                   (3,698)       (44,154)
  Plains All American Pipeline LP                      (1,082)       (36,994)
                                                                ------------
                                                                    (145,955)
                                                                ------------

                             ROBECO INVESTMENT FUNDS
                             ROBECO BOSTON PARTNERS
                         WPG 130/30 LARGE CAP CORE FUND
                      Portfolio of Investments (Continued)
                                NOVEMBER 30, 2008
                                   (UNAUDITED)



                                                     NUMBER
                                                    OF SHARES        VALUE
                                                  ------------  --------------
FINANCE--(4.7%)
  Brown & Brown, Inc.                                  (2,454)  $    (48,835)
  Fidelity National Financial, Inc., Class A           (4,742)       (58,469)
  First American Corp.                                 (1,826)       (43,860)
  First Horizon National Corp.                         (4,356)       (46,566)
  Franklin Resources, Inc.                               (293)       (17,800)
  Janus Capital Group, Inc.                            (1,769)       (14,417)
  KeyCorp.                                             (4,074)       (38,214)
  Kilroy Realty Corp. (REIT)                             (653)       (19,897)
  Legg Mason, Inc.                                     (1,450)       (26,129)
  Old Republic International Corp.                     (4,673)       (47,945)
  Plum Creek Timber Co., Inc.                            (902)       (32,102)
  Taubman Centers, Inc.                                  (964)       (22,982)
                                                                ------------
                                                                    (417,216)
                                                                ------------
HEALTH CARE--(4.2%)
  Allergan, Inc.                                       (1,278)       (48,155)
  Covance, Inc.*                                         (785)       (30,678)
  Coventry Health Care, Inc.*                          (1,948)       (24,292)
  Elan Corp. PLC - ADR*                                (1,632)       (10,233)
  Health Net, Inc.*                                    (4,142)       (37,319)
  Hill-Rom Holdings, Inc.                              (1,858)       (38,163)
  Hologic, Inc.*                                       (1,632)       (22,946)
  Intuitive Surgical, Inc.*                              (282)       (37,374)
  Inverness Medical Innovations, Inc.*                 (1,927)       (33,857)
  Sepracor, Inc.*                                      (3,219)       (37,855)
  VCA Antech, Inc.*                                    (2,409)       (45,891)
                                                                ------------
                                                                    (366,763)
                                                                ------------
INDUSTRIAL--(2.7%)
  Crane Co.                                            (2,589)       (38,369)
  Graco, Inc.                                          (1,082)       (23,220)
  Pall Corp.                                           (1,627)       (44,759)
  Rockwell Automation, Inc.                            (1,118)       (34,825)
  SPX Corp.                                            (1,366)       (50,979)
  Stericycle, Inc.*                                      (736)       (42,173)
                                                                ------------
                                                                    (234,325)
                                                                ------------
TECHNOLOGY--(5.5%)
  Akamai Technologies, Inc.*                           (2,249)       (27,595)


                                                     NUMBER
                                                    OF SHARES        VALUE
                                                  ------------  --------------
TECHNOLOGY--(CONTINUED)
  Alliant Techsystems, Inc.*                             (596)  $    (48,991)
  Citrix Systems, Inc.*                                (1,060)       (28,260)
  Compuware Corp.*                                     (7,375)       (46,831)
  Linear Technology Corp.                              (1,675)       (33,416)
  MEMC Electronic Materials, Inc.*                     (1,367)       (20,532)
  Novellus Systems, Inc.*                              (2,989)       (37,034)
  Rambus, Inc.*                                        (4,103)       (42,302)
  Roper Industries, Inc.                                 (939)       (42,978)
  Spirit Aerosystems Holdings, Inc., Class A*          (4,746)       (42,951)
  Texas Instruments, Inc.                              (2,323)       (36,169)
  Tyco Electronics Ltd.                                (2,154)       (35,498)
  Zebra Technologies Corp., Class A*                   (2,010)       (42,532)
                                                                ------------
                                                                    (485,089)
                                                                ------------
TELECOMMUNICATIONS--(0.9%)
  MetroPCS Communications, Inc.*                       (3,410)       (49,922)
  SBA Communications Corp., Class A*                   (1,864)       (29,433)
                                                                ------------
                                                                     (79,355)
                                                                ------------
TRANSPORTATION--(0.4%)
  Kirby Corp.*                                         (1,357)       (34,509)
                                                                ------------
UTILITIES--(1.0%)
  Covanta Holding Corp.*                               (1,903)       (37,965)
  Great Plains Energy, Inc.                            (1,883)       (35,381)
  Nicor, Inc.                                            (419)       (17,087)
                                                                ------------
                                                                     (90,433)
                                                                ------------
TOTAL SECURITIES SOLD SHORT
  (Proceeds $4,078,423)                                           (2,724,364)
                                                                ------------
TOTAL INVESTMENTS--112.3%
  (COST $13,073,187)**                                             9,915,929
                                                                ------------
LIABILITIES IN EXCESS OF OTHER ASSETS--(12.3)%                    (1,084,159)
                                                                ------------
NET ASSETS--100.0%                                              $  8,831,770
                                                                ============

ADR      -- American Depositary Receipt
REIT     -- Real Estate Investment Trust

                             ROBECO INVESTMENT FUNDS
                             ROBECO BOSTON PARTNERS
                         WPG 130/30 LARGE CAP CORE FUND
                      Portfolio of Investments (Continued)
                                NOVEMBER 30, 2008
                                   (UNAUDITED)

# Security portion is either entirely or partially held in a segregated account as collateral for securities sold short.
*    -- Non-income producing.
** The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost                                                  $ 13,073,187
                                                                ------------
Gross unrealized appreciation                                      1,645,607
Gross unrealized depreciation                                     (4,802,865)
                                                                ------------
Net unrealized depreciation                                     $ (3,157,258)
                                                                ============


For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

                             ROBECO INVESTMENT FUNDS
                       ROBECO SAM SUSTAINABLE CLIMATE FUND
                            Portfolio of Investments
                                NOVEMBER 30, 2008
                                   (UNAUDITED)




                                                      NUMBER
                                                    OF SHARES      VALUE
                                                   -----------  ------------
COMMON STOCK--86.1%

AUSTRIA--9.8%
  Verbund - Oesterreichische
    Elektrizitaetswirtschafts AG (Utilities)            2,300   $    101,399
  Wienerberger AG (Basic Materials)                     2,800         39,487
  Zumtobel AG (Technology)                              6,600         59,536
                                                                ------------
                                                                     200,422
                                                                ------------
BRAZIL--7.2%
  Cia Energetica de Minas Gerais - ADR (Utilities)      9,352        148,042
                                                                ------------
CANADA--2.8%
  Canadian Hydro Developers, Inc. (Utilities)*          9,200         19,287
  Canadian Solar, Inc. (Industrial)*                    4,500         25,020
  Intermap Technologies Corp. (Capital Goods)*         10,100         12,542
                                                                ------------
                                                                      56,849
                                                                ------------
CHINA--6.0%
  Trina Solar Ltd. - ADR (Energy)*                      6,300         59,913
  Yingli Green Energy Holding Co. Ltd. -
    ADR (Technology)*                                  15,500         63,860
                                                                ------------
                                                                     123,773
                                                                ------------
DENMARK--2.9%
  Greentech Energy Systems (Utilities)*                 7,200         23,702
  Novozymes A/S, Class B (Health Care)                    500         35,008
                                                                ------------
                                                                      58,710
                                                                ------------
FINLAND--4.4%
  Fortum Oyj (Utilities)                                2,950         58,956
  Vaisala Oyj Class A (Technology)                      1,200         31,605
                                                                ------------
                                                                      90,561
                                                                ------------
GERMANY--0.5%
  Steico AG (Capital Goods)                             4,000          9,402
                                                                ------------


                                                      NUMBER
                                                    OF SHARES      VALUE
                                                   -----------  ------------
GREECE--1.0%
  Terna Energy SA (Utilities)                           4,800   $     21,467
                                                                ------------
JAPAN--2.6%
  Mitsubishi Rayon Co. Ltd. (Basic Industries)         11,000         27,969
  Miura Co. Ltd. (Capital Goods)                        1,200         26,368
                                                                ------------
                                                                      54,337
                                                                ------------
UNITED KINGDOM--6.1%
  Smit Internationale NV (Transportation)               2,250        124,636
                                                                ------------
SPAIN--16.9%
  EDP Renovaveis SA (Energy)*                          13,100         81,387
  Gamesa Corp. Tecnologica SA (Technology)              2,600         43,339
  Iberdrola Renovables SA (Utilities)*                 26,600         88,882
  Union Fenosa SA (Utilities)                           6,100        132,759
                                                                ------------
                                                                     346,367
                                                                ------------
SWEDEN--0.6%
  Munters AB (Capital Goods)                            3,299         12,583
                                                                ------------
UNITED STATES--25.3%
  Covanta Holding Corp. (Energy)*                       5,700        113,715
  Ecolab, Inc. (Basic Industries)                       1,500         57,585
  First Solar, Inc. (Industrial)*                         780         97,375
  FPL Group, Inc. (Utilities)                           1,410         68,752
  ITC Holdings Corp. (Utilities)                        1,500         63,000
  Kingspan Group PLC (Capital Goods)                    2,000          8,099
  Quanta Services, Inc. (Consumer Non-Durables)*        1,100         17,886
  Sunpower Corp., Class A (Technology)*                 1,330         46,191
  Tetra Tech, Inc. (Consumer Services)*                 2,300         46,092
                                                                ------------
                                                                     518,695
                                                                ------------
TOTAL COMMON STOCK
  (Cost $2,767,616)                                                1,765,844
                                                                ------------

                             ROBECO INVESTMENT FUNDS
                             ROBECO BOSTON PARTNERS
                       ROBECO SAM SUSTAINABLE CLIMATE FUND
                      Portfolio of Investments (Continued)
                                NOVEMBER 30, 2008
                                   (UNAUDITED)


                                                      NUMBER
                                                    OF SHARES      VALUE
                                                   -----------  ------------
SHORT-TERM INVESTMENTS--13.2%
  PNC Bank Money Market Deposit Account               271,526   $    271,526
                                                                ------------
TOTAL SHORT-TERM INVESTMENTS
  (Cost $271,526)                                                    271,526
                                                                ------------
TOTAL INVESTMENTS--99.3%
  (COST $3,039,142)**                                              2,037,370
                                                                ------------
OTHER ASSETS IN EXCESS OF LIABILITIES--0.7%                           13,809
                                                                ------------
NET ASSETS--100.0%                                              $  2,051,179
                                                                ============

ADR  -- American Depositary Receipt
*    --- Non-income Producing
** The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost                                                  $  3,039,142
                                                                ------------
Gross unrealized appreciation                                         37,178
Gross unrealized depreciation                                     (1,038,950)
                                                                ------------
Net unrealized depreciation                                     $ (1,001,772)
                                                                ============


For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

                             ROBECO INVESTMENT FUNDS
                        ROBECO SAM SUSTAINABLE WATER FUND
                            Portfolio of Investments
                                NOVEMBER 30, 2008
                                   (UNAUDITED)




                                                NUMBER
                                               OF SHARES           VALUE
                                               ---------         -----------
COMMON STOCK--91.1%

AUSTRALIA--0.4%
  Boart Longyear Group (Industrial)              56,610          $    10,024
                                                                 -----------

AUSTRIA--2.2%
  Andritz AG (Industrial)                         2,200               50,536
  BWT AG (Industrial)                               500                8,652
                                                                 -----------
                                                                      59,188
                                                                 -----------

BRAZIL--1.9%
  Cia de Saneamento Basico do Estado de
    Sao Paulo - ADR (Utilities)                   2,500               52,300
                                                                 -----------

CANADA--2.2%
  BioteQ Environmental Tech, Inc.
    (Industrial)*                                10,285                5,888
  Hanfeng Evergreen, Inc. (Basic Materials)*      3,900               13,648
  Intermap Technologies Corp.
    (Consumer Non-Cyclical)*                      6,000                7,450
  Stantec, Inc. (Consumer Non-Cyclical)*          1,450               27,008
  SunOpta, Inc. (Consumer Non-Cyclical)*          3,300                6,237
                                                                 -----------
                                                                      60,231
                                                                 -----------

CHINA--0.9%
  Celestial Nutrifoods Ltd.
    (Consumer Non-Cyclical)                      51,000               11,976
  Epure International Ltd. (Industrial)         100,000               11,245
  Xinjiang Tianye Water Saving
    Irrigation System Co. Ltd. (Industrial)      32,000                1,878
                                                                 -----------
                                                                      25,099
                                                                 -----------

FINLAND--0.4%
  Uponor Oyj (Industrial)                         1,250               11,530
                                                                 -----------

FRANCE--7.3%
  Foraco International SA (Basic Materials)       7,700                5,339


                                                NUMBER
                                               OF SHARES           VALUE
                                               ---------         -----------

FRANCE--(CONTINUED)
  Suez Environnement SA (Utilities)*              5,200          $    89,057
  Veolia Environnement (Utilities)                4,150              103,185
                                                                 -----------
                                                                     197,581
                                                                 -----------

GERMANY--3.1%
  Krones AG (Industrial)                            240                9,702
  KSB AG (Industrial)                               175               60,029
  Washtec AG (Industrial)*                        1,840               15,172
                                                                 -----------
                                                                      84,903
                                                                 -----------

HONG KONG--7.6%
  Chaoda Modern Agriculture
    (Consumer Non-Cyclical)*                    176,000              101,965
  China Water Affairs Group Ltd.
    (Industrial)*                               138,000               16,204
  Guangdong Investment Ltd.
    (Diversified Operation)                     266,000               87,865
                                                                 -----------
                                                                     206,034
                                                                 -----------

JAPAN--2.5%
  Kitz Corp. (Industrial)                         4,000               12,096
  Kurita Water Industries Ltd.
    (Industrial)                                  2,400               56,629
                                                                 -----------
                                                                      68,725
                                                                 -----------

NETHERLANDS--9.9%
  Aalberts Industries NV (Industrial)             6,490               47,247
  Arcadis NV (Industrial)                         4,160               37,843
  Cascal NV (Utilities)                           1,700                7,514
  Grontmij NV (Industrial)                        1,255               24,300
  Koninklijke Boskalis Westminster NV
    (Industrial)                                  2,750               78,228
  Ten Cate NV (Industrial)                        1,160               20,530
  Wavin NV (Industrial)                          15,300               52,484
                                                                 -----------
                                                                     268,146
                                                                 -----------

PHILIPPINES--0.3%
  Manila Water Co., Inc. (Utilities)             31,900                8,793
                                                                 -----------

                             ROBECO INVESTMENT FUNDS
                             ROBECO BOSTON PARTNERS
                        ROBECO SAM SUSTAINABLE WATER FUND
                      Portfolio of Investments (Continued)
                                NOVEMBER 30, 2008
                                   (UNAUDITED)


                                                NUMBER
                                               OF SHARES           VALUE
                                               ---------         -----------

SINGAPORE--1.8%
  Boustead Singapore Ltd.
    (Diversified Operation)                      48,000          $    22,225
  Hyflux Ltd. (Industrial)                       22,000               22,265
  Sinomem Technology Ltd. (Industrial)*          40,000                2,910
                                                                 -----------
                                                                      47,400
                                                                 -----------

SPAIN--0.5%
  Fluidra SA (Industrial)                         4,000               12,298
                                                                 -----------

SWITZERLAND--3.7%
  Geberit AG (Industrial)                           540               49,641
  Nestle SA (Consumer Non-Cyclical)               1,355               49,043
                                                                 -----------
                                                                      98,684
                                                                 -----------

UNITED KINGDOM--3.4%
  Pennon Group PLC (Utilities)                    1,740               12,149
  PuriCore PLC (Consumer Non-Cyclical)*          28,900                3,445
  RPS Group PLC (Consumer Non-Cyclical)           2,500                4,844
  Severn Trent PLC (Utilities)                    2,650               46,543
  United Utilities Group PLC
    (Diversified Operation)                       2,600               24,232
                                                                 -----------
                                                                      91,213
                                                                 -----------

UNITED STATES--43.0%
  American States Water Co. (Utilities)             400               14,012
  Aqua America, Inc. (Industrial)                 1,380               29,932
  Calgon Carbon Corp. (Utilities)                   640                8,173
  California Water Service Group (Utilities)        290               12,325
  Danaher Corp. (Industrial)                      2,250              125,190
  Dionex Corp. (Industrial)*                        415               21,285
  Ecolab, Inc. (Basic Materials)                  1,360               52,210
  IDEX Corp. (Industrial)                         2,500               57,500
  Insituform Technologies, Inc., Class A
    (Industrial)*                                 1,065               17,264
  Itron, Inc. (Industrial)*                       2,000               94,760


                                                NUMBER
                                               OF SHARES           VALUE
                                               ---------         -----------

UNITED STATES--(CONTINUED)
  ITT Corp. (Industrial)                          3,250          $   136,045
  Layne Christensen Co. (Industrial)*               400                9,032
  Lindsay Manufacturing Co. (Industrial)            290               11,284
  Mueller Water Products, Inc.,
    Class B (Industrial)                          4,950               29,354
  Nalco Holding Co. (Industrial)                  3,500               39,935
  Pall Corp. (Industrial)                         3,965              109,077
  Pentair, Inc. (Industrial)                        900               22,374
  Robbins & Myers, Inc. (Industrial)                700               15,750
  Roper Industries, Inc. (Industrial)             2,600              119,002
  Tetra Tech, Inc. (Industrial)*                    965               19,339
  Thermo Fisher Scientific, Inc.
    (Industrial)*                                 3,580              127,734
  Toro Co. (Consumer Cyclical)                      300                8,532
  TyraTech, Inc. (Basic Materials)*               3,500                2,288
  URS Corp. (Industrial)*                         1,200               45,552
  Valmont Industries, Inc. (Industrial)             675               37,327
                                                                 -----------
                                                                   1,165,276
                                                                 -----------

TOTAL COMMON STOCK
    (Cost $4,466,464)                                              2,467,425
                                                                 -----------

SHORT-TERM INVESTMENTS--8.4%
  PNC Bank Money Market Deposit Account         229,039              229,039
                                                                 -----------

TOTAL SHORT-TERM INVESTMENTS
    (Cost $229,039)                                                  229,039
                                                                 -----------

TOTAL INVESTMENTS--99.5%
    (COST $4,695,503)**                                            2,696,464
                                                                 -----------

OTHER ASSETS IN EXCESS OF
    LIABILITIES--0.5%                                                 13,077
                                                                 -----------

NET ASSETS--100.0%                                               $ 2,709,541
                                                                 ===========
ADR -- American Depositary Receipt
*   --- Non-income Producing
** The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

      Aggregate cost                                             $ 4,695,503
                                                                 -----------

                             ROBECO INVESTMENT FUNDS
                             ROBECO BOSTON PARTNERS
                        ROBECO SAM SUSTAINABLE WATER FUND
                      Portfolio of Investments (Continued)
                                NOVEMBER 30, 2008
                                   (UNAUDITED)


      Gross unrealized appreciation                                   16,746
      Gross unrealized depreciation                               (2,015,785)
                                                                 -----------
      Net unrealized depreciation                                $(1,999,039)
                                                                 ===========

    For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

                                   SCHNEIDER
                              SMALL CAP VALUE FUND
                            PORTFOLIO OF INVESTMENTS
                               NOVEMBER 30, 2008
                                  (UNAUDITED)


                                                Shares              Value
                                                -------          -----------

DOMESTIC COMMON STOCKS -- 95.8%
AEROSPACE & DEFENSE -- 5.5%
AAR Corp.*                                      127,995          $ 2,168,235
Triumph Group, Inc.                              23,835              815,157
                                                                 -----------
                                                                   2,983,392
                                                                 -----------
AIRLINES -- 1.5%
AirTran Holdings, Inc.*                         240,625              820,531
                                                                 -----------
AUTOMOBILE -- 0.0%
Fleetwood Enterprises, Inc.*                     58,850                8,828
                                                                 -----------
AUTOMOBILE PARTS & EQUIPMENT -- 1.1%
American Axle & Manufacturing
  Holdings, Inc.                                139,475              351,477
Magna International, Inc., Class A                5,350              150,388
Visteon Corp.*                                  100,550               75,413
                                                                 -----------
                                                                     577,278
                                                                 -----------
BANKS -- 4.9%
Citizens Republic Bancorp, Inc.               1,118,674            2,640,071
                                                                 -----------
BIOTECHNOLOGY -- 0.4%
Human Genome Sciences, Inc.*                    133,725              231,344
                                                                 -----------
BUILDING PRODUCTS -- 0.2%
Builders FirstSource, Inc.*                     102,275              119,662
                                                                 -----------
CHEMICALS -- 0.4%
Chemtura Corp.                                   17,150               28,641
Spartech Corp.                                   36,675              212,715
                                                                 -----------
                                                                     241,356
                                                                 -----------
COMMERCIAL BANKS -- 12.3%
Colonial Bancgroup, Inc. (The)                  361,250              906,738
First BanCorp.                                  296,375            3,242,342
Huntington Bancshares, Inc.                     265,849            2,126,792
Sterling Financial Corp.                         76,550              407,246
                                                                 -----------
                                                                   6,683,118
                                                                 -----------
COMMERCIAL SERVICES & SUPPLIES -- 4.1%
Administaff, Inc.                                64,475            1,101,233
Hudson Highland Group, Inc.*                    355,580            1,116,521
                                                                 -----------
                                                                   2,217,754
                                                                 -----------
COMPUTERS & PERIPHERALS -- 3.3%
Ness Technologies, Inc.*                         81,175              382,334
Silicon Storage Technology, Inc.*               340,950            1,033,078
Sun Microsystems, Inc.*                           6,800               21,556
Xyratex Ltd.*                                   122,201              336,053
                                                                 -----------
                                                                   1,773,021
                                                                 -----------
CONSTRUCTION & ENGINEERING -- 0.6%
Centex Corp.                                     32,300              295,868
Integrated Electrical Services, Inc.*                                      3
                                                                 -----------
                                                                     295,871
                                                                 -----------


                                                Shares              Value
                                                -------          -----------

DISTRIBUTORS -- 0.5%
Building Materials Holding Corp.                619,475          $   205,046
Wolseley PLC                                      9,150               42,914
                                                                 -----------
                                                                     247,960
                                                                 -----------
ELECTRIC UTILITIES -- 2.0%
Reliant Energy, Inc.*                           192,350            1,104,089
                                                                 -----------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 2.1%
Avnet, Inc.*                                     29,250              416,520
FARO Technologies, Inc.*                         48,975              704,750
                                                                 -----------
                                                                   1,121,270
                                                                 -----------
ENERGY & UTILITIES -- 1.8%
Allegheny Energy, Inc.                           27,850              981,713
                                                                 -----------
FOOD-MEAT PROCESSING -- 1.0%
Pilgrim's Pride Corp.                           262,840              302,266
Tyson Foods, Inc., Class A                       31,550              211,701
                                                                 -----------
                                                                     513,967
                                                                 -----------
HEALTH CARE EQUIPMENT & SUPPLIES -- 1.5%
American Medical Systems Holdings,
  Inc.*                                          28,775              253,220
Orthofix International N.V.*                     47,575              569,473
                                                                 -----------
                                                                     822,693
                                                                 -----------
HEALTH CARE PROVIDERS & SERVICE -- 1.2%
Emeritus Corp.*                                  98,002              668,374
                                                                 -----------
INSURANCE -- 4.8%
Brown & Brown, Inc.                              59,800            1,190,020
Fidelity National Financial, Inc.,
  Class A                                        13,800              170,154
LandAmerica Financial Group, Inc.                52,775                5,278
ProAssurance Corp.*                               8,256              450,695
RenaissanceRe Holdings, Ltd.                     16,300              768,219
                                                                 -----------
                                                                   2,584,366
                                                                 -----------
INTERNET SOFTWARE & SERVICES -- 3.2%
Internet Capital Group, Inc.*                   208,625              767,740
ModusLink Global Solution, Inc.*                 88,227              391,728
Openwave Systems, Inc.*                       1,016,036              548,659
                                                                 -----------
                                                                   1,708,127
                                                                 -----------
IT SERVICES -- 1.2%
Netgear, Inc.*                                   55,400              670,340
                                                                 -----------
LEISURE EQUIPMENT & PRODUCTS -- 0.5%
Brunswick Corp.                                  48,650              131,842
MarineMax, Inc.*                                 53,675              149,216
                                                                 -----------
                                                                     281,058
                                                                 -----------
MACHINERY -- 1.6%
Navistar International Corp.*                    22,300              487,255
Wabash National Corp.                            80,125              395,016
                                                                 -----------
                                                                     882,271
                                                                 -----------

                                   SCHNEIDER
                              SMALL CAP VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                               NOVEMBER 30, 2008
                                  (UNAUDITED)


                                                Shares              Value
                                                -------          -----------

MANUFACTURING -- 0.3%
Freightcar America, Inc.                            850          $    18,479
Griffon Corp.*                                   19,700              157,600
                                                                 -----------
                                                                     176,079
                                                                 -----------
MARINE -- 1.5%
Aegean Marine Petroleum Network,
  Inc.                                           35,000              424,900
Alexander & Baldwin, Inc.                        15,225              393,566
                                                                 -----------
                                                                     818,466
                                                                 -----------
METALS & MINING -- 5.0%
Foundation Coal Holdings, Inc.                  157,100            2,241,817
Golden Star Resources Ltd.*                     608,775              456,581
                                                                 -----------
                                                                   2,698,398
                                                                 -----------
OIL & GAS FIELD EXPLORATION -- 2.7%
Goodrich Petroleum Corp.*                        30,750            1,109,152
Sandridge Energy, Inc.                           38,600              341,996
                                                                 -----------
                                                                   1,451,148
                                                                 -----------
REAL ESTATE INVESTMENT TRUSTS -- 12.9%
Anworth Mortgage Asset Corp.                    842,131            5,330,689
Arbor Realty Trust, Inc.                        118,325              323,027
Chimera Investment Corp.                         39,275              117,040
Redwood Trust, Inc.                              43,900              572,895
Winthrop Realty Trust                           273,210              639,311
                                                                 -----------
                                                                   6,982,962
                                                                 -----------
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 5.5%
MI Developments, Inc., Class A                   37,250              366,540
NVR, Inc.*                                        5,290            2,297,182
Thomas Properties Group, Inc.                   147,700              298,354
                                                                 -----------
                                                                   2,962,076
                                                                 -----------
SEMICONDUCTORS -- 7.3%
Alliance Semiconductor Corp.                    386,125              231,675
ASM International N.V.*                          41,900              356,569
Axcelis Technologies, Inc.*                     184,900              109,091
BE Semiconductor Industries N.V.*               317,168              740,524
Entegris, Inc.*                                 422,750              587,623
International Rectifier Corp.*                   68,950              806,025
LAM Research Corp.*                              29,500              595,900
ZiLog, Inc.*                                    189,400              526,532
                                                                 -----------
                                                                   3,953,939
                                                                 -----------


                                                Shares              Value
                                                -------          -----------

SOFTWARE -- 1.7%
Take-Two Interactive Software, Inc.*             74,875          $   909,731
                                                                 -----------
SPECIALTY RETAIL -- 1.1%
AC Moore Arts & Crafts, Inc.*                   247,586              252,538
Chico's Fas, Inc.*                               87,225              222,424
Insight Enterprises, Inc.*                       35,550              144,688
                                                                 -----------
                                                                     619,650
                                                                 -----------
TEXTILES, APPAREL & LUXURY GOODS -- 1.3%
Barry (R.G.) Corp.*                             133,503              718,246
                                                                 -----------
THRIFTS & MORTGAGE FINANCE -- 0.8%
FirstFed Financial Corp.*                       119,100              449,007
                                                                 -----------

    TOTAL DOMESTIC COMMON STOCKS
      (Cost $95,975,596)                                          51,918,156
                                                                 -----------


                                                  Par
                                                 (000)              Value
                                                -------          -----------

CORPORATE BONDS -- 0.2%
Landamerica Financial Group, Inc.* +
  3.25%, 05/15/23                                  $ 57                7,839
Qimonda Finance LLC - CONV
  6.75%, 03/22/13                                   741               87,068
                                                                 -----------

    TOTAL CORPORATE BONDS
      (Cost $744,922)                                                 94,907
                                                                 -----------


                                                Shares              Value
                                                -------          -----------

EXCHANGE TRADED FUND -- 2.7%
FINANCE -- 2.7%
iShares Russell 2000 Value Index Fund            31,175            1,470,213
                                                                 -----------

    TOTAL EXCHANGE TRADED FUND
      (Cost $1,687,551)                                            1,470,213
                                                                 -----------
SHORT-TERM INVESTMENTS -- 0.0%
PNC Bank Money Market Account                    26,314               26,314
                                                                 -----------

    TOTAL SHORT-TERM INVESTMENTS
      (Cost $26,314)                                                  26,314
                                                                 -----------

TOTAL INVESTMENTS -- 98.7%
(Cost $98,434,383)                                                53,509,590
                                                                 -----------

ASSETS IN EXCESS OF OTHER LIABILITIES -- 1.3%                        708,862
                                                                 -----------

NET ASSETS -- 100.0%                                             $54,218,452
                                                                 ===========

                                   SCHNEIDER
                              SMALL CAP VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                               NOVEMBER 30, 2008
                                  (UNAUDITED)


** The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax, are as follows.

    Aggregate Cost                                              $ 98,434,383
                                                                ------------
    Gross unrealized appreciation                                  1,448,400
    Gross Unrealized Depreciation                                (50,427,712)
                                                                ------------
    Net unrealized Depreciation                                 $(48,979,312)
                                                                ============


    For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.
  * Non-income producing
  + Security in default
  []Security was purchased pursuant to Rule 144A under Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. As of November 30, 2008, these sucurities amounted to 0.01% of net assets.

                                    SCHNEIDER
                                   VALUE FUND
                            PORTFOLIO OF INVESTMENTS
                                NOVEMBER 30, 2008
                                   (UNAUDITED)


                                                       Shares          Value
                                                      --------     ------------
DOMESTIC COMMON STOCKS -- 94.0%
AEROSPACE & DEFENSE -- 1.8%
Boeing Co. (The)                                       46,475      $  1,981,229
                                                                   ------------
AUTOMOBILE PARTS & EQUIPMENT -- 1.9%
Magna International, Inc., Class A                     68,400         1,922,724
Visteon Corp.*                                        158,975           119,231
                                                                   ------------
                                                                      2,041,955
                                                                   ------------
CHEMICALS -- 0.4%
Cytec Industries, Inc.                                 17,900           394,337
                                                                   ------------
COMMERCIAL BANKS -- 12.4%
Bank of America Corp.                                 474,150         7,704,938
Huntington Bancshares, Inc.                           531,575         4,252,600
Wells Fargo & Co.                                      53,425         1,543,448
                                                                   ------------
                                                                     13,500,986
                                                                   ------------
COMMUNICATION EQUIPMENT -- 0.8%
Motorola, Inc.                                        192,900           831,399
                                                                   ------------
COMPUTERS & PERIPHERALS -- 4.3%
Dell, Inc.*                                           422,053         4,714,332
                                                                   ------------
CONSUMER FINANCE -- 1.6%
Capital One Financial Corp.                            50,075         1,723,081
                                                                   ------------
ELECTRIC UTILITIES -- 5.5%
Allegheny Energy, Inc.                                 63,125         2,225,156
Reliant Energy, Inc.*                                 647,954         3,719,256
                                                                   ------------
                                                                      5,944,412
                                                                   ------------
ELECTRONIC COMPONENTS & ACCESSORIES -- 2.7%
Avnet, Inc.*                                          208,400         2,967,616
                                                                   ------------
FOOD PRODUCTS -- 1.9%
Tyson Foods, Inc., Class A                            311,246         2,088,461
                                                                   ------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 0.7%
Boston Scientific Corp.*                              128,500           792,845
                                                                   ------------
HEALTH CARE PROVIDERS & SERVICE -- 2.6%
Brookdale Senior Living, Inc.                         194,130           790,109
Omnicare, Inc.                                         85,500         2,061,405
                                                                   ------------
                                                                      2,851,514
                                                                   ------------
HOTELS RESTAURANTS & LEISURE -- 1.8%
Carnival Corp.                                         92,300         1,938,300
                                                                   ------------
INSURANCE -- 9.0%
Brown & Brown, Inc.                                    47,600           947,240
Fidelity National Financial, Inc., Class A            202,046         2,491,227
Genworth Financial, Inc., Class A                     286,611           415,586
RenaissanceRe Holdings, Ltd.                           64,250         3,028,103
Unum Group                                             24,225           360,953
Willis Group Holdings Ltd.                            110,806         2,556,294
                                                                   ------------
                                                                      9,799,403
                                                                   ------------


                                                       Shares          Value
                                                      --------     ------------
IT SERVICES -- 0.0%
BearingPoint, Inc.*                                   571,866      $     24,018
                                                                   ------------
MACHINERY -- 2.2%
Navistar International Corp.*                         107,025         2,338,496
                                                                   ------------
MEDIA -- 0.5%
Liberty Media Corp., Series A*                         63,482           210,125
Sirius XM Radio, Inc.*                              1,787,775           372,394
                                                                   ------------
                                                                        582,519
                                                                   ------------
OIL, GAS & CONSUMABLE FUELS -- 12.7%
Arch Coal, Inc.                                       340,875         5,242,657
Cameco Corp.                                           22,830           393,361
Chesapeake Energy Corp.                               315,050         5,412,559
CONSOL Energy, Inc.                                    94,975         2,751,426
                                                                   ------------
                                                                     13,800,003
                                                                   ------------
REAL ESTATE INVESTMENT TRUSTS -- 12.5%
Annaly Capital Management, Inc.                       825,988        11,869,447
Redwood Trust, Inc.                                   128,292         1,674,211
                                                                   ------------
                                                                     13,543,658
                                                                   ------------
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 7.2%
Centex Corp.                                          341,640         3,129,423
NVR, Inc.*                                             10,789         4,685,123
                                                                   ------------
                                                                      7,814,546
                                                                   ------------
RETAIL - DEPARTMENT STORES -- 2.0%
J.C. Penney Co., Inc.                                 114,561         2,175,513
                                                                   ------------
SEMICONDUCTORS -- 7.8%
ASML Holding N.V.                                     286,800         4,396,644
International Rectifier Corp.*                        345,163         4,034,956
Qimonda AG -- ADR*                                     82,358            15,648
                                                                   ------------
                                                                      8,447,248
                                                                   ------------
SPECIALTY RETAIL -- 1.7%
Best Buy Co, Inc.                                      71,275         1,476,105
Chico's Fas, Inc.*                                    145,160           370,158
                                                                   ------------
                                                                      1,846,263
                                                                   ------------
     TOTAL DOMESTIC COMMON STOCKS
        (Cost $160,767,786)                                         102,142,134
                                                                   ------------
PREFERRED STOCK -- 1.0%
AUTOMOBILE PARTS & EQUIPMENT -- 1.0%
General Motors Corp., Series C                        269,300         1,104,130
                                                                   ------------
     TOTAL PREFERRED STOCK
        (Cost $4,218,335)                                             1,104,130
                                                                   ------------

                                    SCHNEIDER
                                   VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                NOVEMBER 30, 2008
                                   (UNAUDITED)


                                                        Par
                                                       (000)           Value
                                                      --------     ------------
CORPORATE BONDS -- 0.1%
Qimonda Finance LLC CONV
  6.75%, 03/22/13                                     $ 1,475      $    173,313
                                                                   ------------
     TOTAL CORPORATE BONDS
        (Cost $1,475,000)                                               173,313
                                                                   ------------

                                                       Shares
                                                      --------
EXCHANGE TRADED FUND -- 2.9%
FINANCE -- 2.9%
iShares Russell 1000 Value Index Fund                  63,595         3,128,238
                                                                   ------------
     TOTAL EXCHANGE TRADED FUND
        (Cost $2,880,173)                                             3,128,238
                                                                   ------------
TEMPORARY INVESTMENTS -- 0.9%
PNC Bank Money Market Account                             992           991,974
                                                                   ------------
     TOTAL TEMPORARY INVESTMENTS
        (Cost $991,974)                                                 991,974
                                                                   ------------

TOTAL INVESTMENTS -- 98.9%
     (Cost $170,333,268)**                                          107,539,789
                                                                   ------------

OTHER ASSETS IN EXCESS OF LIABILITIES -- 1.1%                         1,151,481
                                                                   ------------

NET ASSETS -- 100.0%                                               $108,691,270
                                                                   ============



ADR  -- American Depository Receipt.
CONV -- Convertible
*    Non-income producing.
** The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:
     Aggregate cost                                                $170,333,268
     Gross unrealized appreciation                                    2,523,413
     Gross unrealized depreciation                                  (79,863,610)
                                                                   ------------
     Net unrealized depreciation                                   $(77,340,197)
                                                                   ============

     For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

                           BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND
                            PORTFOLIO OF INVESTMENTS
                                NOVEMBER 30, 2008
                                   (UNAUDITED)


                                                        NUMBER
                                                      OF SHARES        VALUE
                                                      ---------     -----------
COMMON STOCKS--99.8%
BASIC INDUSTRY--3.1%
  Brush Engineered Materials, Inc.*                     34,500      $   399,510
  Carpenter Technology Corp.                            15,700          261,562
  Chemtura Corp.                                       174,300          291,081
  Innophos Holdings, Inc.                               31,900          525,712
  LaBarge, Inc.*                                        22,700          283,750
  Trex Co, Inc.*                                        42,000          569,520
  Xerium Technologies, Inc.*                           154,900          184,331
                                                                    -----------
                                                                      2,515,466
                                                                    -----------
CONSUMER CYCLICAL--9.2%
  Avis Budget Group, Inc.*                             190,600          144,856
  Brink's Home Security Holdings, Inc.*                 16,100          322,000
  Brunswick Corp.                                       28,400           76,964
  Carter's, Inc.*                                       50,700          958,737
  Centex Corp.                                          67,300          616,468
  Charlotte Russe Holding, Inc.*                        30,900          154,500
  Discovery Communications, Inc., Class A*              38,000          570,000
  Harman International Industries, Inc.                 41,700          627,585
  Hertz Global Holdings, Inc.*                         103,500          361,215
  Interstate Hotels & Resorts, Inc.*                   173,300          173,300
  Pantry, Inc., (The)*                                  59,900        1,158,466
  Quiksilver, Inc.*                                     77,800          108,920
  Ross Stores, Inc.                                     13,600          360,400
  Tenneco, Inc.*                                       115,300          378,184
  Timberland Co., (The), Class A*                       42,841          434,836
  Town Sports International Holdings, Inc.*            115,000          325,450
  Wolverine World Wide, Inc.                            14,900          287,123
  World Fuel Services Corp.                             14,100          511,830
                                                                    -----------
                                                                      7,570,834
                                                                    -----------
CONSUMER GROWTH--21.9%
  Advanced Medical Optics, Inc.*                        69,300          402,633
  Alkermes, Inc.*                                       77,000          568,260
  BioScrip, Inc.*                                      315,315          441,441
  Cardiac Science Corp.*                                19,600          127,988
  Catalyst Health Solutions, Inc.*                      32,400          729,000
  Centene Corp.*                                        38,900          719,650
  Chemed Corp.                                          10,800          440,208
  Conmed Corp.*                                         24,200          568,942
  Corn Products International, Inc.                     13,400          367,160


                                                        NUMBER
                                                      OF SHARES        VALUE
                                                      ---------     -----------
CONSUMER GROWTH--(CONTINUED)
  CRA International, Inc.*                              18,300      $   531,066
  Depomed, Inc.*                                       254,100          393,855
  Diamond Foods, Inc.                                   39,600        1,196,712
  Emergency Medical Services Corp., Class A*             3,200          108,544
  Emergent Biosolutions, Inc.*                          13,400          303,108
  Genoptix, Inc.*                                        8,900          282,397
  Hanger Orthopedic Group, Inc.*                        47,200          757,560
  Health Management Associates, Inc., Class A*          68,200           99,572
  Herbalife Ltd.                                         9,200          163,576
  Icon PLC - ADR*                                       18,900          400,491
  Lender Processing Services, Inc.                      31,600          697,096
  LHC Group, Inc.*                                      14,800          494,024
  Lincare Holdings, Inc.*                               37,400          894,982
  Martek Bioscience Corp.                               24,500          684,775
  Matrixx Initiatives, Inc.*                            37,100          557,984
  Medicines Co., (The)*                                 19,000          244,910
  Medicis Pharmaceutical Corp., Class A                 21,100          258,053
  Myriad Genetics, Inc.*                                 9,400          557,232
  NBTY, Inc.*                                           18,400          268,088
  Owens & Minor, Inc.                                   12,200          506,666
  PDL Biopharma, Inc.                                   41,300          395,654
  PerkinElmer, Inc.                                     43,100          778,386
  PharMerica Corp.*                                     10,600          176,172
  Questcor Pharmaceuticals, Inc.*                       25,500          218,025
  STERIS Corp.                                          16,600          458,990
  Tyson Foods, Inc., Class A                            41,600          279,136
  Viropharma, Inc.*                                     48,500          548,050
  Vivus, Inc.*                                          69,100          410,454
  WellCare Health Plans, Inc.*                          23,800          213,248
  Winn-Dixie Stores, Inc.*                              43,100          644,345
                                                                    -----------
                                                                     17,888,433
                                                                    -----------
  ENERGY--3.2%
  Aventine Renewable Energy Holdings, Inc.*            140,100          112,080
  Clayton Williams Energy, Inc.*                        13,000          596,960
  Dresser-Rand Group, Inc.*                             26,800          447,828
  Mariner Energy, Inc.*                                 36,400          400,036
  McMoRan Exploration Co.*                              35,100          394,875
  Rosetta Resources, Inc.*                              55,500          417,915

                           BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                NOVEMBER 30, 2008
                                   (UNAUDITED)


                                                        NUMBER
                                                      OF SHARES        VALUE
                                                      ---------     -----------
ENERGY--(CONTINUED)
  RPC, Inc.                                             14,000      $   120,400
  W&T Offshore, Inc.                                    11,000          154,000
                                                                    -----------
                                                                      2,644,094
                                                                    -----------
FINANCIAL--18.4%
  Allied World Assurance Holdings Ltd.                  27,400          968,864
  Amerisafe, Inc.*                                      33,373          540,642
  Amtrust Financial Services, Inc.                      19,000          169,860
  Arch Capital Group Ltd.*                              14,700          996,513
  Aspen Insurance Holdings Ltd.                         16,100          296,723
  Assurant, Inc.                                        30,100          655,277
  Astoria Financial Corp.                               22,100          407,966
  Calamos Asset Management, Inc., Class A               51,900          211,233
  Cash America International, Inc.                      22,800          615,828
  Center Financial Corp.                                80,300          565,312
  Coinstar, Inc.*                                       20,700          384,192
  Conseco, Inc.*                                       274,600          925,402
  Federated Investors, Inc.                             26,100          518,085
  GFI Group, Inc.                                       34,630          131,248
  Hanover Insurance Group, Inc. (The)                   10,300          415,296
  Imperial Capital Bancorp, Inc.                        95,500          295,095
  Interactive Brokers Group, Inc., Class A*             33,900          618,336
  Investment Technology Group, Inc.*                    40,100          670,873
  Knight Capital Group, Inc., Class A*                  41,000          678,550
  LaBranche & Co., Inc.*                                85,200          417,480
  Nelnet, Inc., Class A                                 48,500          638,260
  Penson Worldwide, Inc.*                               98,900          652,740
  Reinsurance Group of America, Inc.                    16,500          669,900
  StanCorp Financial Group, Inc.                        18,300          609,573
  Unitrin, Inc.                                         33,500          641,190
  Validus Holdings Ltd.                                 22,300          518,252
  Waddell & Reed Financial, Inc.                        60,700          815,808
                                                                    -----------
                                                                     15,028,498
                                                                    -----------
INDUSTRIAL--17.9%
  AerCap Holdings N.V.*                                 85,000          393,550
  Armstrong World Industries, Inc.                      19,400          329,800
  AZZ, Inc.*                                            34,900          839,694
  Brink's Co., (The)                                    20,300          441,931
  Circor International, Inc.                             8,600          187,738


                                                        NUMBER
                                                      OF SHARES        VALUE
                                                      ---------     -----------
INDUSTRIAL--(CONTINUED)
  Darling International, Inc.*                         101,400      $   507,000
  Dycom Industries, Inc.*                               79,700          473,418
  Elbit Systems Ltd.                                     8,200          302,498
  Fuel Systems Solutions, Inc.*                         28,400          982,356
  Gardner Denver, Inc.*                                 20,500          507,375
  Horizon Lines, Inc., Class A                          48,500          194,000
  Knoll, Inc.                                           61,600          663,432
  Manitowoc Co, Inc. (The)                              16,700          131,596
  Manpower, Inc.                                         6,600          207,768
  Michael Baker Corp.*                                  23,000          756,700
  Navios Maritime Holdings, Inc.                        41,400           72,036
  Navistar International Corp.*                         27,800          607,430
  NN, Inc.                                              86,700          121,380
  OceanFreight, Inc.                                    77,900          268,755
  Raven Industries, Inc.                                 5,100          130,305
  Riskmetrics Group, Inc.*                              39,900          596,106
  Robbins & Myers, Inc.                                 19,600          441,000
  SPX Corp.                                              7,900          294,828
  Stamps.com, Inc.*                                     55,500          491,730
  TAL International Group, Inc.                         40,000          451,600
  TBS International Ltd. Class A*                       39,000          183,300
  Tredegar Corp.                                        39,100          614,652
  Triumph Group, Inc.                                   16,500          564,300
  UniFirst Corp.                                        15,600          432,276
  United Rentals, Inc.*                                 71,700          578,619
  Vishay Intertechnology, Inc.*                         76,900          335,284
  WABCO Holdings, Inc.                                  32,200          478,492
  WESCO International, Inc.*                            31,500          465,885
  Woodward Governor Co.                                 28,400          603,216
                                                                    -----------
                                                                     14,650,050
                                                                    -----------
TECHNOLOGY--26.1%
  Acme Packet, Inc.*                                    53,300          207,870
  Advent Software, Inc.*                                13,900          309,970
  Alvarion Ltd.*                                       131,950          422,240
  Applied Micro Circuits Corp.*                         76,900          284,530
  Avocent Corp.*                                        40,500          761,805
  Brocade Communications Systems, Inc.*                 64,400          207,368
  CIBER, Inc.*                                          68,500          293,865
  ClickSoftware Technologies Ltd.*                      51,150          110,484
  Coherent, Inc.*                                       23,300          579,937

                           BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                NOVEMBER 30, 2008
                                   (UNAUDITED)


                                                        NUMBER
                                                      OF SHARES        VALUE
                                                      ---------     -----------
TECHNOLOGY--(CONTINUED)
  Computer Programs & Systems, Inc.                     23,700      $   663,126
  Conexant Systems, Inc.*                              136,800          139,536
  EarthLink, Inc.*                                     110,200          733,932
  Emulex Corp.*                                         62,400          444,912
  GigaMedia Ltd.*                                       95,300          466,970
  Himax Technologies, Inc. ADR                         122,800          173,148
  Insight Enterprises, Inc.*                             9,600           39,072
  Integrated Device Technology, Inc.*                  111,700          577,489
  Interactive Intelligence, Inc.*                       14,700          109,515
  InterDigital, Inc.*                                   23,400          620,568
  JDA Software Group, Inc.*                             51,300          676,134
  JDS Uniphase Corp.*                                  150,200          408,544
  Liquidity Services, Inc.*                             78,100          574,816
  LTX-Credence Corp.                                   234,399           86,728
  Magma Design Automation, Inc.*                        53,000           94,340
  MicroStrategy, Inc., Class A*                         14,100          503,088
  MSCI, Inc., Class A*                                  26,800          413,524
  Net Servicos de Comunicacao SA - ADR                  51,700          299,343
  NTELOS Holdings Corp.                                 22,400          497,504
  Orbital Sciences Corp.*                               25,100          431,720
  QLogic Corp.*                                         74,000          785,880
  RadiSys Corp.*                                       103,700          622,200
  RealNetworks, Inc.*                                  159,700          606,860
  S1 Corp.*                                            140,000        1,047,200
  Sapient Corp.*                                       131,500          518,110
  Shanda Interactive Entertainment Ltd. - ADR*          43,200          927,072
  Sierra Wireless, Inc.*                                24,100          197,138
  Silicon Image, Inc.*                                  68,100          257,418
  Soapstone Networks, Inc.*                            154,500          339,900
  Sohu.com, Inc.*                                       14,100          684,414
  Take-Two Interactive Software, Inc.                   49,100          596,565
  TeleCommunication Systems, Inc. Class A*             115,400          911,660
  Teradyne, Inc.*                                      132,000          500,280
  TIBCO Software, Inc.*                                104,000          503,360
  TradeStation Group, Inc.*                             91,900          645,138
  Verigy Ltd.*                                          13,500          124,335
  VisionChina Media, Inc. ADR*                          46,800          316,836
  Vocus, Inc.*                                          11,800          214,406


                                                        NUMBER
                                                      OF SHARES        VALUE
                                                      ---------     -----------
TECHNOLOGY--(CONTINUED)
  Volterra Semiconductor Corp.*                         54,800      $   409,904
                                                                    -----------
                                                                     21,340,754
                                                                    -----------
     TOTAL COMMON STOCKS
        (Cost $129,358,807)                                          81,638,129
                                                                    -----------
SHORT TERM INVESTMENTS--0.0%
  Columbia Prime Reserves Fund                              80               80
                                                                    -----------
     TOTAL SHORT TERM INVESTMENTS
        (Cost $80)                                                           80
                                                                    -----------

TOTAL INVESTMENTS--99.8%
  (Cost $129,358,887)**                                              81,638,209
                                                                    -----------

OTHER ASSETS IN EXCESS OF
  LIABILITIES--0.2%                                                     169,623
                                                                    -----------

NET ASSETS--100.0%                                                  $81,807,832
                                                                    ===========


ADR -- American Depository Receipt.
*   Non-income producing.
** The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:
       Aggregate cost                                   $129,358,887
                                                        ------------
       Gross unrealized appreciation                       2,866,730
       Gross unrealized depreciation                     (50,587,408)
                                                        ------------
       Net unrealized depreciation                      $(47,720,678)
                                                        ============


    For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

                    BEAR STEARNS CUFS MLP MORTGAGE PORTFOLIO
                            Portfolio of Investments
                                NOVEMBER 30, 2008
                                   (UNAUDITED)


                                 MOODY'S / S&P(b)    PAR (000'S)    FAIR VALUE
                                 ----------------    -----------   ------------
GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES--56.9%

FEDERAL HOME LOAN MORTGAGE CORPORATION--16.3%
  5.923% 08/01/36 (a)                Aaa/AAA           $ 5,885     $  5,976,681
  5.969% 09/01/36 (a)                Aaa/AAA             3,819        3,900,599
  5.871% 11/01/36 (a)                Aaa/AAA             2,950        3,009,804
  5.807% 08/01/37 (a)                Aaa/AAA             4,517        4,596,287
                                                                   ------------
                                                                     17,483,371
                                                                   ------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION--40.6%
  6.027% 10/01/36 (a)                Aaa/AAA             2,848        2,912,625
  6.095% 10/01/36 (a)                Aaa/AAA             1,562        1,599,125
  5.500% 12/01/36                    Aaa/AAA               612          622,767
  5.865% 12/01/36 (a)                Aaa/AAA             1,868        1,911,968
  5.557% 09/01/37 (a)                Aaa/AAA             2,680        2,718,459
  5.500% 12/07/37 TBA                Aaa/AAA            10,000       10,165,620
  6.000% 12/07/37 TBA                Aaa/AAA            23,000       23,510,324
                                                                   ------------
                                                                     43,440,888
                                                                   ------------

TOTAL GOVERNMENT AGENCY
  MORTGAGE-BACKED SECURITIES
  (Cost $60,159,837)                                                 60,924,259
                                                                   ------------

MORTGAGE DERIVATIVES--14.2%
FANNIE MAE (IO)--10.2%
  4.500% 12/01/18                    Aaa/AAA             7,154          623,621
  4.500% 01/01/19                    Aaa/AAA             7,123          633,618
  4.500% 03/01/20                    Aaa/AAA             2,615          236,448
  4.500% 03/01/20                    Aaa/AAA             2,705          247,450
  5.500% 05/25/23                    Aaa/AAA             1,640          470,547
  5.500% 07/25/28 *                  Aaa/AAA            21,232          736,999
  5.000% 02/01/33                    Aaa/AAA             3,127          417,671
  5.000% 02/01/33 (a)                Aaa/AAA             1,834          222,095
  5.000% 10/01/33                    Aaa/AAA            10,041        1,470,166
  5.000% 08/01/34 *                  Aaa/AAA             3,191          541,710
  5.500% 04/01/36                    Aaa/AAA             7,655        1,088,476
  5.500% 04/01/36                    Aaa/AAA            12,843        1,725,795
  6.000% 08/01/36 *                  Aaa/AAA             3,608          516,835
  5.000% 10/01/36 *                  Aaa/AAA             8,407        1,389,682
  5.500% 05/01/37                    Aaa/AAA             4,356          670,307
                                                                   ------------
                                                                     10,991,420
                                                                   ------------

FANNIE MAE (PO)--1.0%
  4.000% 06/25/36                    Aaa/AAA             1,329        1,069,283
                                                                   ------------


                                 MOODY'S / S&P(b)    PAR (000'S)    FAIR VALUE
                                 ----------------    -----------   ------------
FREDDIE MAC (IO)--0.2%
  5.500% 07/15/16                    Aaa/AAA           $ 1,175     $     93,843
  5.000% 07/15/23                    Aaa/AAA             3,254           33,636
  5.500% 05/15/24                    Aaa/AAA             2,709           51,984
  5.500% 12/15/24                    Aaa/AAA             1,785           41,527
                                                                   ------------
                                                                        220,990
                                                                   ------------

FREDDIE MAC (PO)--1.8%
  5.500% 09/15/35                    Aaa/AAA             1,190          887,392
  5.500% 09/15/36                    Aaa/AAA             1,228        1,021,205
                                                                   ------------
                                                                      1,908,597
                                                                   ------------

NON-AGENCY--1.0%
  CWALT Series 2006-43CB * IO
  6.000% 02/25/37                    Aaa/AAA             5,113        1,071,147
                                                                   ------------

TOTAL MORTGAGE DERIVATIVES
  (Cost $21,166,909)                                                 15,261,437
                                                                   ------------

COLLATERALIZED MORTGAGE OBLIGATIONS--47.2%
  Banc of America
     Mortgage
     Securities, Inc.
     Series 2005-H (a)
     4.802% 09/25/35                 Aaa/AAA             2,000        1,263,030
  Banc of America
     Mortgage
     Securities, Inc.
     Series 2006-B (a)
     6.153% 10/20/46                 Aaa/AAA             4,222        2,114,124
  Banc of America
     Mortgage
     Securities, Inc.
     Series 2007-3
     6.000% 09/25/37                 Aaa/AAA             4,514        2,988,867
  Citigroup Mortgage
     Loan Trust, Inc.
     Series 2007-AR8 (a)
     5.912% 07/25/37                 Baa3/AAA            4,116        2,392,720
  Countrywide Asset-
     Backed Certificates
     Series 2004-AB2 (a)
     1.995% 05/25/36                  Aa3/AA               500          150,768

                    BEAR STEARNS CUFS MLP MORTGAGE PORTFOLIO
                      Portfolio of Investments (Continued)
                                NOVEMBER 30, 2008
                                   (UNAUDITED)


                                 MOODY'S / S&P(b)    PAR (000'S)    FAIR VALUE
                                 ----------------    -----------   ------------
  Countrywide Home
     Loan Mortgage
     Pass-Through Trust
     Series 2003-3 (a)
     1.895% 04/25/18                 Aaa/AAA           $ 1,182     $  1,172,794
  Countrywide Home
     Loan Mortgage
     Pass-Through Trust
     Series 2007-HY1 (a)
     5.692% 04/25/37                 Aaa/AAA             2,371          945,073
  CWALT Series 2006-43CB
     6.000% 02/25/37                 Aaa/BBB-            1,318        1,028,334
  CWALT Series 2006-HY13 (a)
     5.895% 02/25/37                  Aaa/A             10,890        3,621,948
  CWALT Series 2006-J2
     6.000% 04/25/36                 Aa3/AAA             7,461        6,737,465
  CWALT Series 2007-2CB
     5.750% 03/25/37                 Aa1/AAA             5,142        2,860,188
  CWALT Series 2007-J2
     6.000% 07/25/37                  A2/AAA             1,791          791,915
  Fannie Mae REMICS
     Series 2002-77
     5.500% 11/25/27                 Aaa/AAA             3,938        3,943,680
  Fannie Mae REMICS
     Series 2005-25 (a)
     1.745% 04/25/35                 Aaa/AAA             2,182        2,028,222
  First Horizon Asset
     Securities, Inc.
     Series 2006-AR1 (a)
     5.851% 05/25/36                 Aaa/BBB             3,806        1,461,532
  Freddie Mac REMIC
     Series 2995 (a)
     1.823% 06/15/35                 Aaa/AAA             1,812        1,776,977
  JPMorgan Mortgage Trust
     Series 2005-A4 (a)
     5.166% 07/25/35                 Aaa/AAA             1,209          895,824


                                 MOODY'S / S&P(b)    PAR (000'S)    FAIR VALUE
                                 ----------------    -----------   ------------
  JPMorgan Mortgage Trust
     Series 2005-A6 (a)
     4.970% 08/25/35                 Aaa/AAA           $   794     $    410,105
  Residential Asset
     Securitiation Trust
     Series 2007-A5
     6.000% 05/25/37                 Aaa/AAA             1,612        1,158,407
  Residential Funding
     Mortgage Securities
     I Series 2006-SA4 (a)
     6.128% 11/25/36                  A2/AAA             6,976        3,552,560
  Residential Funding
     Mortgage Securities
     I Series 2007-SA2 (a)
     5.666% 04/25/37                   B3/B              4,151        2,914,514
  Washington Mutual, Inc.
     Series 2007-HY3 (a)
     5.349% 03/25/37                 Aaa/BBB             1,648          523,976
  Washington Mutual, Inc.
     Series 2007-HY4 (a)
     5.531% 04/25/37                 Aaa/BBB             3,965        2,058,991
  Wells Fargo Mortgage
     Backed Securities Trust
     Series 2007-10
     6.250% 07/25/37                 Aaa/AAA             4,144        3,728,539
                                                                   ------------

TOTAL COLLATERALIZED MORTGAGE
  OBLIGATIONS
  (Cost $81,542,056)                                                 50,520,553
                                                                   ------------

U.S. TREASURY OBLIGATIONS--0.2%

U.S. TREASURY NOTE--0.2%
  U.S. Treasury Notes
     1.500% 10/31/10                                   $   250     $    252,539
                                                                   ------------
                                                                        252,539
                                                                   ------------

TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $251,341)                                                       252,539
                                                                   ------------

                    BEAR STEARNS CUFS MLP MORTGAGE PORTFOLIO
                      Portfolio of Investments (Continued)
                                NOVEMBER 30, 2008
                                   (UNAUDITED)


                                                                    FAIR VALUE
                                                                   ------------
TOTAL INVESTMENTS--118.5%
  (COST $163,120,143)**                                            $126,958,788
                                                                   ------------
LIABILITIES IN EXCESS OF
  OTHER ASSETS--(18.5)%                                             (19,821,753)
                                                                   ------------
NET ASSETS--100.0%                                                 $107,137,035
                                                                   ============


CWALT  Countrywide Alternative Loan Trust
IO     Interest Only
PO     Principal Only
TBA    To Be Announced
(a) Adjustable rate security. Interest rate varies due to interest rate fluctuations, or, in the case of certain asset-backed securities, interest payment shortfalls.
(b) Where S&P rating is not available, Fitch rating is substituted, if available.
(c) Liabilities in excess of other assets include interest rate swaps as follows:

                               Termination         Notional Amount        Fixed               Floating               Unrealized
        Counterparty               Date                (000)               Rate                 Rate                Depreciation
       ------------------     -------------       -----------------     ---------          ---------------        ----------------
       Deutsche Bank +           09/17/13             $20,000             4.52%             3 month LIBOR            $ 1,682,330
                                                                                                                     ===========

           + Portfolio pays the fixed rate and receives the floating rate.

(d) All or a portion of the security was held as collateral for the following Futures contracts open at November 30, 2008:

              Number                                                         Value                 Value                Unrealized
                Of                                      Expiration          At Trade                At                 Appreciation
            Contracts                 Type                Month               Date               11/30/08             (Depreciation)
       ---------------------  ---------------------  -----------------  ----------------    --------------------      --------------

       Long Positions:
                30            90 Day Euro                 3/2009         $  7,326,847            $ 7,356,000            $  29,153
                62            U.S. Treasury
                                 10 Year Note             3/2009            7,260,684              7,500,063              239,379
       Short Positions:
                58            U.S. Treasury
                                 2 Year Note              3/2009          (12,435,881)           (12,575,125)            (139,244)
               111            U.S. Treasury
                                 5 Year Note              3/2009          (12,771,349)           (12,954,914)            (183,565)
                                                                                                                        ---------
                                                                                                                        $ (54,277)
                                                                                                                        =========

* Security has been valued at fair market value as determined in good faith by or under the direction of RBB's Board of Directors.
** The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:
       Aggregate cost                                  $163,120,143
                                                       ------------
       Gross unrealized appreciation                      1,022,821
       Gross unrealized depreciation                    (37,184,176)
                                                       ------------
       Net unrealized depreciation                     $(36,161,355)
                                                       ============


       For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

                                MARVIN & PALMER
                             LARGE CAP GROWTH FUND
                            PORTFOLIO OF INVESTMENTS
                               NOVEMBER 30, 2008
                                  (UNAUDITED)


                                                Shares              Value
                                                -------          -----------
DOMESTIC COMMON STOCKS -- 96.7%
CAPITAL GOODS -- 3.6%
Danaher Corp.                                     3,299          $   183,612
General Dynamics Corp.                            5,499              284,185
Lockheed Martin Corp.                             2,500              192,775
                                                                 -----------
                                                                     660,572
                                                                 -----------
CONSUMER SERVICES -- 6.3%
Apollo Group, Inc., Class A*                      8,899              683,876
McDonald's Corp.                                  8,099              475,875
                                                                 -----------
                                                                   1,159,751
                                                                 -----------
DIVERSIFIED FINANCIALS -- 4.2%
Charles Schwab Corp. (The)                       23,599              432,588
Northern Trust Corp.                              7,299              334,997
                                                                 -----------
                                                                     767,585
                                                                 -----------
ENERGY -- 5.6%
Chevron Corp.                                     4,599              363,446
Devon Energy Corp.                                2,600              188,084
Exxon Mobil Corp.                                 3,200              256,480
XTO Energy, Inc.                                  5,699              217,968
                                                                 -----------
                                                                   1,025,978
                                                                 -----------
FOOD & STAPLES RETAILING -- 10.2%
Costco Wholesale Corp.                            9,300              478,671
CVS Caremark Corp.                                9,200              266,156
Kroger Co. (The)                                  9,399              260,004
Wal-Mart Stores, Inc.                            15,499              866,140
                                                                 -----------
                                                                   1,870,971
                                                                 -----------
FOOD, BEVERAGES & TOBACCO -- 7.2%
General Mills, Inc.                              12,599              795,942
Heinz (H.J.) Co.                                 13,399              520,456
                                                                 -----------
                                                                   1,316,398
                                                                 -----------
HEALTH CARE EQUIPMENT & SERVICES -- 2.8%
Baxter International, Inc.                        6,799              359,720
Medco Health Solutions, Inc.*                     3,699              155,400
                                                                 -----------
                                                                     515,120
                                                                 -----------
HOUSEHOLD PRODUCTS -- 0.8%
Colgate-Palmolive Co.                             2,399              156,168
                                                                 -----------
MATERIALS -- 5.3%
Monsanto Co.                                      7,999              633,600
Vulcan Materials Co.                              5,799              347,884
                                                                 -----------
                                                                     981,484
                                                                 -----------
MEDIA -- 1.2%
Comcast Corp.                                    12,898              223,686
                                                                 -----------
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE
  SCIENCES -- 20.7%
Abbott Laboratories                              13,600              712,504
Amgen, Inc.*                                      6,500              361,010



                                                Shares              Value
                                                -------          -----------
Celgene Corp.*                                   13,699          $   713,770
Genzyme Corp.*                                    6,000              384,120
Gilead Sciences, Inc.*                           16,839              754,264
Johnson & Johnson                                11,600              679,528
Schering-Plough Corp.                            11,600              194,996
                                                                 -----------
                                                                   3,800,192
                                                                 -----------
RETAILING -- 5.6%
Lowe's Cos, Inc.                                 39,999              826,400
Staples, Inc.                                    12,199              211,792
                                                                 -----------
                                                                   1,038,192
                                                                 -----------
SOFTWARE & SERVICES -- 6.3%
Automatic Data Processing, Inc.                   4,099              168,346
Oracle Corp.*                                    49,899              802,891
Visa, Inc., Class A                               3,700              194,472
                                                                 -----------
                                                                   1,165,709
                                                                 -----------
TECHNOLOGY HARDWARE & EQUIPMENT -- 7.3%
Apple, Inc.*                                      1,900              176,073
Cisco Systems, Inc.*                             11,199              185,248
Flir Systems, Inc.*                               7,100              220,242
Hewlett-Packard Co.                               9,699              342,216
International Business Machines Corp.             5,100              416,160
                                                                 -----------
                                                                   1,339,939
                                                                 -----------
TELECOMMUNICATIONS -- 3.0%
Verizon Communications, Inc.                     16,998              555,050
                                                                 -----------
TRANSPORTATION -- 4.9%
Fedex Corp.                                       3,699              261,405
Union Pacific Corp.                               8,699              435,348
United Parcel Service, Inc., Class B              3,700              213,120
                                                                 -----------
                                                                     909,873
                                                                 -----------
UTILITIES -- 1.7%
Dominion Resources, Inc.                          4,199              154,644
Exelon Corp.                                      2,799              157,388
                                                                 -----------
                                                                     312,032
                                                                 -----------

    TOTAL DOMESTIC COMMON STOCKS
      (Cost $20,000,587)                                          17,798,700
                                                                 -----------
SHORT-TERM INVESTMENTS -- 3.6%
PNC Bank Money Market Account                       649              649,934
                                                                 -----------

    TOTAL SHORT-TERM INVESTMENTS
      (Cost $649,934)                                                649,934
                                                                 -----------

                                MARVIN & PALMER
                             LARGE CAP GROWTH FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                               NOVEMBER 30, 2008
                                  (UNAUDITED)


                                                                    Value
                                                                 -----------
TOTAL INVESTMENTS -- 100.3%
(Cost $20,650,521)**                                             $18,448,634

LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.3)%                      (46,551)
                                                                 -----------

NET ASSETS -- 100.0%                                             $18,402,083
                                                                 -----------

*  Non-income producing.
** The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

   Aggregate cost                                                $20,650,521
                                                                 -----------
   Gross unrealized appreciation                                     484,263
   Gross unrealized depreciation                                  (2,686,150)
                                                                 -----------
   Net unrealized depreciation                                   $(2,201,887)
                                                                 ===========

   For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

                          FREE MARKET FIXED INCOME FUND
                            PORTFOLIO OF INVESTMENTS
                                NOVEMBER 30, 2008
                                   (UNAUDITED)



                                                     Number
                                                    of Shares      Value
                                                   -----------  -------------
FIXED INCOME FUNDS -- 99.6%
DFA Five-Year Global Fixed Income
  Portfolio                                         3,303,840   $ 35,813,625
DFA Five-Year Government Portfolio                  3,041,854     32,699,937
DFA One-Year Fixed Income Series                    3,381,006     33,945,300
DFA Two-Year Global Fixed Income Series             3,287,133     34,219,052
                                                                ------------
 Total Fixed Income Funds
   (Cost $134,822,833)                                           136,677,914
                                                                ------------
SHORT-TERM INVESTMENT -- 0.2%
PNC Bank Money Market Account                         302,344        302,344
                                                                ------------
 TOTAL SHORT-TERM INVESTMENT
   (Cost $302,344)                                                   302,344
                                                                ------------

TOTAL INVESTMENTS -- 99.8%
  (Cost $135,125,177)*                                           136,980,258
                                                                ------------
OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.2%                        224,270
                                                                ------------

NET ASSETS -- 100.0%                                            $137,204,528
                                                                ============

* The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

     Aggregate cost                                             $135,125,177
                                                                ------------
     Gross unrealized appreciation                                 1,931,281
     Gross unrealized depreciation                                  (260,622)
                                                                ------------
     Net unrealized appreciation                                $  1,670,659
                                                                ============


     For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

                      FREE MARKET INTERNATIONAL EQUITY FUND
                            PORTFOLIO OF INVESTMENTS
                                NOVEMBER 30, 2008
                                   (UNAUDITED)



                                                     Number
                                                   of Shares        Value
                                                 -------------   ------------
INTERNATIONAL EQUITY FUNDS -- 99.5%
Asia Pacific Small Company Portfolio                  232,543   $  2,455,653
Continental Small Company Portfolio                   455,295      4,502,868
DFA International Small Cap Value Portfolio         4,740,026     48,443,063
DFA International Value Portfolio III               3,444,056     37,919,061
Emerging Markets Portfolio                            422,916      6,555,196
Emerging Markets Small Cap Portfolio                  661,062      5,784,297
Emerging Markets Value Portfolio                      342,631      6,129,662
Japanese Small Company Portfolio                      208,847      2,564,641
Large Cap International Portfolio                     437,405      6,088,679
United Kingdom Small Company Portfolio                188,172      2,493,275
                                                                ------------
 Total International Equity Funds
   (Cost $197,047,381)                                           122,936,395
                                                                ------------
SHORT-TERM INVESTMENT -- 0.2%
PNC Bank Money Market Account
                                                      248,148        248,148
                                                                ------------
 TOTAL SHORT-TERM INVESTMENT
   (Cost $248,148)                                                   248,148
                                                                ------------
TOTAL INVESTMENTS -- 99.7%
(Cost $197,295,529)*                                             123,184,543

OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.3%                        362,573
                                                                ------------
NET ASSETS -- 100.0%                                            $123,547,116
                                                                ============

* The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

     Aggregate cost                                             $197,295,529
                                                                ------------
     Gross unrealized appreciation                                        --
     Gross unrealized depreciation                               (74,232,977)
                                                                ------------
     Net unrealized  depreciation                               $(74,232,977)
                                                                ============


     For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

                           FREE MARKET US EQUITY FUND
                            PORTFOLIO OF INVESTMENTS
                                NOVEMBER 30, 2008
                                   (UNAUDITED)




                                                    Number
                                                   of Shares       Value
                                                  -----------   ------------
EQUITY FUNDS -- 99.6%
U.S. Large Cap Value Portfolio III                  5,042,693   $ 50,729,496
U.S. Large Company Institutional Index Portfolio    3,523,765     24,948,256
U.S. Micro Cap Portfolio                            3,150,848     25,238,290
U.S. Small Cap Portfolio                            2,159,187     25,305,675
U.S. Small Cap Value Portfolio                      2,961,896     42,058,916
                                                                ------------
  Total Equity Funds
    (Cost $244,011,485)                                          168,280,633
                                                                ------------
SHORT-TERM INVESTMENT -- 0.1%
PNC Bank Money Market Account                         231,110        231,110
                                                                ------------
  TOTAL SHORT-TERM INVESTMENT
    (Cost $231,110)                                                  231,110
                                                                ------------
TOTAL INVESTMENTS -- 99.7%
(Cost $244,242,595)*                                             168,511,743

OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.3%                        467,396
                                                                ------------
NET ASSETS -- 100.0%                                            $168,979,139
                                                                ============

* The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

     Aggregate cost                                             $244,242,595
                                                                ------------
     Gross unrealized appreciation                                         -
     Gross unrealized depreciation                               (75,863,201)
                                                                ------------
     Net unrealized depreciation                                $(75,863,201)
                                                                ============


For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

In September 2006, the Financial Accounting Standards Board issued FAS 157 effective for the fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value measurements. The Funds have adopted FAS 157 as of September 1, 2008. The three levels of the fair value hierarchy under FAS 157 are described below:

     o    Level 1 - quoted prices in active markets for identical securities

     o Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     o Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investment)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Funds' net assets as of November 30, 2008 is as follows:


                                                                      LEVEL 1 -             LEVEL 2 -                  LEVEL 3 -
                                                                       QUOTED             SIGNIFICANT                SIGNIFICANT
                             FUND                                      PRICES          OBSERVABLE INPUTS         UNOBSERVABLE INPUTS
                            ------                              --------------------------------------------------------------------
            INVESTMENTS IN SECURITIES MARKET VALUE
----------------------------------------------------------------
Money Market Portfolio                                                 $           -         $ 370,287,482         $          -
Senbanc Fund                                                              35,780,860                     -                    -
Robeco Boston Partners Small Cap Value Fund II                            58,639,979                     -                    -
Robeco Boston Partners Long/Short Equity Fund                             24,432,794                     -                    -
Robeco Boston Partners Large Cap Value Fund                               46,519,047                     -                    -
Robeco Boston Partners Mid Cap Fund                                       32,768,279                     -                    -
Robeco Boston Partners All-Cap Fund                                       40,363,150               919,444              479,941
Robeco WPG Small Cap Value Fund                                           25,990,767                     -                    -
Robeco WPG 130/30 Large Cap Core Fund                                      9,915,929                     -                    -
Robeco SAM Sustainable Climate Fund                                        2,037,370                     -                    -
Robeco SAM Sustainable Water Fund                                          2,696,464                     -                    -
Schneider Small Cap Value Fund                                            53,414,683                94,907                    -
Schneider Value Fund                                                     107,366,476               173,313                    -
Bogle Small Cap Growth Fund                                               81,638,209                     -                    -
Bear Stearns CUFS MLP Mortgage Portfolio                                           -           126,958,788                    -
Marvin & Palmer Large Cap Growth Fund                                     18,448,634                     -                    -
Free Market Fixed Income Fund                                            136,980,258                     -                    -
Free Market International Equity Fund                                    123,184,543                     -                    -
Free Market US Equity Fund                                               168,511,743                     -                    -

                 OTHER FINANCIAL INSTRUMENTS*
----------------------------------------------------------------
Bear Stearns CUFS                                                      $     (54,277)        $ 126,958,788         $ (1,682,330)

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

                                          INVESTMENTS IN SECURITIES AND OTHER FINANCIAL INSTRUMENTS
                                         ------------------------------------------------------------
                                             ROBECO BOSTON PARTNERS              BEAR STEARNS MLP
                                                 ALL-CAP FUND                   MORTGAGE PORTFOLIO
                                         ------------------------------------------------------------
BALANCE AS OF 08/31/08                             $ 1,661,009                     $   (431,281)
Accrued discounts/premiums                               2,380                               --
Realized gain/(loss)                                        28                               --
Change in unrealized appreciation/(depreciation)    (1,109,363)                      (1,251,049)
Net purchases/(sales)                                 (170,000)                              --
Transfers in and/or out of Level 3                     167,542                               --
Maturities/Expirations                                 (71,655)
                                                  ------------                      -----------
BALANCE AS OF 11/30/08                            $    479,941                      $(1,682,330)
                                                  ============                      ===========

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The RBB Fund, Inc.
            -------------------------------------------------------

By (Signature and Title)*   /s/ Edward J. Roach
                         -----------------------------------------------------
                            Edward J. Roach, President & Treasurer
                            (principal executive officer)

Date                       January 20, 2009
    --------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Edward J. Roach
                         -----------------------------------------------------
                           Edward J. Roach, President & Treasurer
                           (principal executive officer & principal financial officer)

Date                       January 20, 2009
    --------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.